UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23823

Tema ETF Trust

(Exact name of registrant as specified in charter)

575 5th Avenue,14th Floor

New York, NY 10017
(Address of principal executive offices) (Zip code)

Maurits Pot, President

575 5th Avenue, 14th Floor

New York, New York 10017
(Name and address of agent for service)

302.499.4928 ext. 801

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Tema Durable Quality ETF
TOLL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Durable Quality ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Durable Quality ETF	$29	0.55%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$58,684,727
Number of Holdings	40
Net Advisory Fee	$140,497
Portfolio Turnover	15%
Visit https://temaetfs.com/toll for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Kalshi SPV Exposure	6.8%
Fortinet, Inc.	5.8%
Visa, Inc.	5.4%
Lam Research Corp.	5.2%
GE Aerospace	5.1%
Cboe Global Markets, Inc.	4.8%
KLA Corp.	4.1%
Performance Food Group Co.	4.1%
Keysight Technologies, Inc.	3.2%
Thermo Fisher Scientific, Inc.	3.2%

Top Sectors*	(% of net assets)
Information Technology	36.0%
Financials	27.3%
Industrials	13.6%
Health Care	12.7%
Consumer Staples	6.2%
Materials	2.5%
Utilities	1.3%
Cash & Other	0.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/toll.
Tema Durable Quality ETF	PAGE 1	TSR-SAR-87975E107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Durable Quality ETF	PAGE 2	TSR-SAR-87975E107

Tema Electrification ETF
VOLT (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Electrification ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Electrification ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$722,507,504
Number of Holdings	28
Net Advisory Fee	$2,494,317
Portfolio Turnover	22%
Visit https://temaetfs.com/volt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Bel Fuse, Inc.	7.4%
Eaton Corp. PLC	5.9%
Energy Transfer LP	5.6%
NextEra Energy, Inc.	5.3%
Powell Industries, Inc.	5.3%
Quanta Services, Inc.	5.2%
Amphenol Corp.	4.9%
IDACORP, Inc.	4.5%
OGE Energy Corp.	4.5%
American Electric Power Co., Inc.	4.4%

Top Sectors*	(% of net assets)
Industrials	42.0%
Utilities	29.2%
Information Technology	18.9%
Energy	9.8%
Cash & Other	0.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/volt.
Tema Electrification ETF	PAGE 1	TSR-SAR-87975E834

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Electrification ETF	PAGE 2	TSR-SAR-87975E834

Tema Healthcare AI ETF
HLTH (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Healthcare AI ETF for the period of July 21, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/hlth. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Healthcare AI ETF	$9	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,661,933
Number of Holdings	33
Net Advisory Fee	$2,819
Portfolio Turnover	7%
Visit https://temaetfs.com/hlth for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
10X Genomics, Inc.	6.7%
Twist Bioscience Corp.	5.9%
Illumina, Inc.	5.0%
Cytokinetics, Inc.	4.9%
Revolution Medicines, Inc.	4.7%
Natera, Inc.	4.6%
Vertex Pharmaceuticals, Inc.	4.5%
Cogent Biosciences, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Dexcom, Inc.	3.7%

Top Sectors*	(% of net assets)
Health Care	97.6%
Financials	1.9%
Cash & Other	0.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/hlth.
Tema Healthcare AI ETF	PAGE 1	TSR-SAR-87975E768

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Healthcare AI ETF	PAGE 2	TSR-SAR-87975E768

Tema Heart & Health ETF
HRTS (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Heart & Health ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Heart & Health ETF	$37	0.73%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$55,604,468
Number of Holdings	44
Net Advisory Fee	$194,177
Portfolio Turnover	18%
Visit https://temaetfs.com/hrts for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	11.1%
Thermo Fisher Scientific, Inc.	5.1%
UnitedHealth Group, Inc.	5.0%
Novo Nordisk AS	4.8%
Merck & Co., Inc.	4.3%
Johnson & Johnson	3.8%
Roche Holding AG	3.8%
Revolution Medicines, Inc.	3.7%
Cytokinetics, Inc.	3.5%
Bridgebio Pharma, Inc.	3.2%

Top Sectors*	(% of net assets)
Health Care	98.5%
Cash & Other	1.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/hrts.
Tema Heart & Health ETF	PAGE 1	TSR-SAR-87975E883

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Heart & Health ETF	PAGE 2	TSR-SAR-87975E883

Tema International Defense ETF
ARMY (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema International Defense ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/army. You can also request this information by contacting us toll-free at (332) 900-1687.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema International Defense ETF	$30	0.61%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,347,119
Number of Holdings	34
Net Advisory Fee	$14,530
Portfolio Turnover	0%
Visit https://temaetfs.com/army for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Kongsberg Gruppen ASA	5.2%
Elbit Systems Ltd.	5.0%
Indra Sistemas SA	4.6%
BAE Systems PLC	4.6%
Saab AB	4.6%
Hensoldt AG	4.5%
Chemring Group PLC	4.3%
QinetiQ Group PLC	4.2%
Rolls-Royce Holdings PLC	4.2%
Leonardo SpA	4.0%

Top Sectors*	(% of net assets)
Industrials	90.0%
Information Technology	7.4%
Cash & Other	2.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name and Ticker Change:
Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF, and changed its ticker from GDFN to ARMY.
Tema International Defense ETF	PAGE 1	TSR-SAR-87975E784

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/army.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema International Defense ETF	PAGE 2	TSR-SAR-87975E784

Tema Listed Private Managers ETF
PRVT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Listed Private Managers ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at (332) 900-1687.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Listed Private Managers ETF	$37	0.69%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$234,647
Number of Holdings	1
Net Advisory Fee	$5,200
Portfolio Turnover	16%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Issuer	(% of net assets)
First American Treasury Obligations Fund	69.7%

Top Sector*	(% of net assets)
Cash & Other	100%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name and Ticker Change:
Effective July 6, 2026, Tema Alternative Asset Managers ETF changed its name to Tema Listed Private Managers ETF, and changed its ticker from  AAUM to PRVT.
Fund Liquidation:
On August 4, 2026, the Board of Trustees of the Tema ETF Trust determined that it was in the best interests of shareholders to liquidate the Fund, following a recommendation by the Fund’s investment adviser, Tema ETFs LLC. The Liquidation Date for the Fund is September 4, 2026.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
Tema Listed Private Managers ETF	PAGE 1	TSR-SAR-87975E792

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Listed Private Managers ETF	PAGE 2	TSR-SAR-87975E792

Tema Memory ETF
DISK (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Memory ETF for the period of June 30, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/disk. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Memory ETF	$12	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$95,647,812
Number of Holdings	18
Net Advisory Fee	$92,271
Portfolio Turnover	62%
Visit https://temaetfs.com/disk for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Sandisk Corp.	16.8%
SK hynix, Inc.	15.5%
Kioxia Holdings Corp.	15.0%
Micron Technology, Inc.	4.6%
Samsung Electronics Co. Ltd.	4.5%
SK Square Co. Ltd.	4.5%
Nanya Technology Corp.	4.4%
Seagate Technology Holdings PLC	4.4%
Winbond Electronics Corp.	4.4%
Western Digital Corp.	4.3%

Top Sectors*	(% of net assets)
Information Technology	87.9%
Industrials	4.5%
Cash & Other	7.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/disk.
Tema Memory ETF	PAGE 1	TSR-SAR-87975E750

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Memory ETF	PAGE 2	TSR-SAR-87975E750

Tema MLCC & Power Semi ETF
PSOX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema MLCC & Power Semi ETF for the period of August 17, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/psox. You can also request this information by contacting us toll-free at (332) 900-1687.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema MLCC & PowerSemi ETF	$3	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$881,068
Number of Holdings	20
Net Advisory Fee	$257
Portfolio Turnover	20%
Visit https://temaetfs.com/psox for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Delta Electronics, Inc.	11.1%
Samsung Electro-Mechanics Co. Ltd.	9.3%
Murata Manufacturing Co. Ltd.	9.2%
Infineon Technologies AG	9.0%
Yageo Corp.	8.5%
Taiyo Yuden Co. Ltd.	4.6%
Holy Stone Enterprise Co. Ltd.	4.5%
Monolithic Power Systems, Inc.	4.3%
AIXTRON SE	4.3%
Bloom Energy Corp.	4.3%

Top Sectors*	(% of net assets)
Industrials	90.7%
Information Technology	9.2%
Cash & Other	0.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
  Fund Name and Ticker Change:
Effective August 26, 2026,  Tema Power Semiconductor ETF  changed its name to Tema MLCC & PowerSemi ETF, and changed its ticker from SIC to PSOX.
Tema MLCC & Power Semi ETF	PAGE 1	TSR-SAR-87975E735

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/psox.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema MLCC & Power Semi ETF	PAGE 2	TSR-SAR-87975E735

Tema Oncology ETF
CANC (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$41	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$211,090,245
Number of Holdings	59
Net Advisory Fee	$687,636
Portfolio Turnover	42%
Visit https://temaetfs.com/canc for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Revolution Medicines, Inc.	6.0%
Eli Lilly & Co.	5.2%
Cogent Biosciences, Inc.	4.7%
Roche Holding AG	4.2%
Novartis AG	3.8%
Bristol-Myers Squibb Co.	3.6%
Merck & Co., Inc.	3.6%
AbbVie, Inc.	3.3%
Halozyme Therapeutics, Inc.	3.2%
BeOne Medicines Ltd.	3.2%

Top Sectors*	(% of net assets)
Health Care	99.7%
Cash & Other	0.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/canc.
Tema Oncology ETF	PAGE 1	TSR-SAR-87975E701

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Oncology ETF	PAGE 2	TSR-SAR-87975E701

Tema Photonics & Optical ETF
LAZR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Photonics & Optical ETF for the period of June 30, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/lazr. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Photonics & Optical ETF	$12	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$84,463,707
Number of Holdings	27
Net Advisory Fee	$44,169
Portfolio Turnover	48%
Visit https://temaetfs.com/lazr for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Lumentum Holdings, Inc.	14.3%
AIXTRON SE	7.9%
AXT, Inc.	7.8%
LandMark Optoelectronics Corp.	6.0%
Applied Optoelectronics, Inc.	4.7%
Furukawa Electric Co. Ltd.	4.1%
Tower Semiconductor Ltd.	3.4%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	3.4%
Coherent Corp.	3.1%
Aehr Test Systems	3.0%

Top Sectors*	(% of net assets)
Information Technology	83.1%
Industrials	4.1%
Cash & Other	12.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/lazr.
Tema Photonics & Optical ETF	PAGE 1	TSR-SAR-87975E743

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Photonics & Optical ETF	PAGE 2	TSR-SAR-87975E743

Tema S&P 500® Historical Weight ETF Strategy
DSPY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema S&P 500® Historical Weight ETF Strategy for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema S&P 500® Historical Weight ETF Strategy	$10	0.18%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$997,197,165
Number of Holdings	504
Net Advisory Fee	$814,870
Portfolio Turnover	0%*
Visit https://temaetfs.com/dspy for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	4.2%
Apple, Inc.	3.5%
Microsoft Corp.	2.7%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	2.1%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.6%
Micron Technology, Inc.	1.4%
Berkshire Hathaway, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Top Sectors*	(% of net assets)
Information Technology	29.4%
Financials	15.0%
Health Care	11.4%
Industrials	10.7%
Consumer Discretionary	8.5%
Communication Services	6.8%
Consumer Staples	5.8%
Energy	4.5%
Utilities	2.6%
Cash & Other	5.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/dspy.
Tema S&P 500® Historical Weight ETF Strategy	PAGE 1	TSR-SAR-87975E826

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema S&P 500® Historical Weight ETF Strategy	PAGE 2	TSR-SAR-87975E826

Tema Space Innovators ETF
NASA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema Space Innovators ETF for the period of March 31, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/nasa. You can also request this information by contacting us toll-free at (332) 900-1687.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Space Innovators ETF	$31	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,068,308,622
Number of Holdings	37
Net Advisory Fee	$3,106,745
Portfolio Turnover	65%
Visit https://temaetfs.com/nasa for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
SpaceX SPV Exposure (Common)	17.4%
Rocket Lab Corp.	9.7%
Space Exploration Technologies Corp.	6.4%
AST SpaceMobile, Inc.	5.5%
Viasat, Inc.	5.4%
Universal Microwave Technology, Inc.	4.6%
Filtronic PLC	4.1%
Intuitive Machines, Inc.	3.8%
MDA Space Ltd.	3.8%
Firefly Aerospace, Inc.	3.8%

Top Sectors*	(% of net assets)
Industrials	41.2%
Communication Services	30.8%
Information Technology	24.4%
Materials	3.0%
Health Care	0.4%
Cash & Other	0.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/nasa.
Tema Space Innovators ETF	PAGE 1	TSR-SAR-87975E776

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Space Innovators ETF	PAGE 2	TSR-SAR-87975E776

Tema U.S. Manufacturing & Reshoring ETF
WELD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Tema U.S. Manufacturing & Reshoring ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://temaetfs.com/weld. You can also request this information by contacting us toll-free at (332) 900-1687.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema U.S. Manufacturing & Reshoring ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$278,637,853
Number of Holdings	24
Net Advisory Fee	$1,029,245
Portfolio Turnover	23%
Visit https://temaetfs.com/weld for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Timken Co.	7.4%
Cognex Corp.	7.3%
Gates Industrial Corp. Ltd.	6.8%
Applied Industrial Technologies, Inc.	6.6%
Terex Corp.	6.5%
Parker-Hannifin Corp.	5.8%
ATI, Inc.	5.4%
Linde PLC	4.9%
Caterpillar, Inc.	4.8%
Eaton Corp. PLC	4.7%

Top Sectors*	(% of net assets)
Industrials	76.5%
Information Technology	14.9%
Materials	6.8%
Energy	1.6%
Cash & Other	0.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name and Ticker Change:
Effective June 1, 2026, Tema American Reshoring ETF changed its name to Tema U.S. Manufacturing & Reshoring  ETF, and effective June 22, 2026 changed its ticker from  RSHO  to WELD.
Tema U.S. Manufacturing & Reshoring ETF	PAGE 1	TSR-SAR-87975E602

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/weld.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be  householded, please contact Tema ETFs LLC at  (332) 900-1687, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema U.S. Manufacturing & Reshoring ETF	PAGE 2	TSR-SAR-87975E602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and
Additional Information
August 31, 2026 (Unaudited)

Tema Durable Quality ETF	| TOLL	| Cboe BZX Exchange, Inc.
Tema Electrification ETF	| VOLT	| NASDAQ Stock Market LLC
Tema Healthcare AI ETF	| HLTH	| NASDAQ Stock Market LLC
Tema Heart & Health ETF	| HRTS	| NASDAQ Stock Market LLC
Tema International Defense ETF (formerly known as “Tema International Defense Innovation ETF”)	| ARMY (formerly “GDFN”)	| NASDAQ Stock Market LLC
Tema Listed Private Managers ETF (formerly known as “Tema Alternative Asset Managers ETF”)	| PRVT (formerly “AAUM”)	| Cboe BZX Exchange, Inc.
Tema Memory ETF	| DISK	| NYSE Arca, Inc.
Tema MLCC & PowerSemi ETF (formerly known as “Tema Power Semiconductor ETF”)	| PSOX (formerly “SIC”)	| Cboe BZX Exchange, Inc.
Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC
Tema Photonics & Optical ETF	| LAZR	| NYSE Arca, Inc.
Tema S&P 500® Historical Weight ETF Strategy	| DSPY	| NYSE Arca, Inc.
Tema Space Innovators ETF	| NASA	| NYSE Arca, Inc.
Tema U.S. Manufacturing & Reshoring ETF (formerly known as “Tema American Reshoring ETF”)	| WELD (formerly “RSHO”)	| NYSE Arca, Inc.

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 6.5%
Airbus SE	3,680	$843,102
GE Aerospace	8,841	2,968,012
		3,811,114
Biotechnology - 3.9%
Gilead Sciences, Inc.	8,536	1,249,158
Vertex Pharmaceuticals, Inc.(a)	1,959	1,066,715
		2,315,873
Capital Markets - 18.2%
Cboe Global Markets, Inc.	9,356	2,808,671
HII Kalshi-05, a Series of HII Kalshi-A, LLC(a)(b)	6,613	3,999,939
Moody’s Corp.	3,205	1,617,371
MSCI, Inc.	2,596	1,481,382
S&P Global, Inc.	1,746	760,977
		10,668,340
Communications Equipment - 1.4%
Lumentum Holdings, Inc.(a)	866	792,182
Construction & Engineering - 3.2%
Ferrovial NV	24,169	1,414,902
Vinci SA	3,427	450,408
		1,865,310
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	1,584	821,621
Consumer Staples Distribution & Retail - 6.2%
Performance Food Group Co.(a)	24,152	2,395,154
US Foods Holding Corp.(a)	11,787	1,235,749
		3,630,903
Electric Utilities - 1.3%
Entergy Corp.	7,302	776,276
Electrical Equipment - 1.7%
Bloom Energy Corp. - Class A(a)	4,786	987,352
Electronic Equipment, Instruments & Components - 5.0%
Keysight Technologies, Inc.(a)	5,826	1,880,050
Universal Microwave Technology, Inc.	24,083	1,047,681
		2,927,731
Financial Services - 8.3%
Mastercard, Inc. - Class A	1,957	1,153,280
Rocket Cos., Inc. - Class A(a)	41,181	552,237
Visa, Inc. - Class A	8,363	3,172,671
		4,878,188
Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories, Inc.(a)	1,640	912,972
Health Care Providers & Services - 1.7%
Elevance Health, Inc.	2,564	1,006,472

	Shares	Value
Life Sciences Tools & Services - 5.4%
Thermo Fisher Scientific, Inc.	3,014	$1,859,940
Waters Corp.(a)	3,221	1,335,523
		3,195,463
Metals & Mining - 1.1%
Wheaton Precious Metals Corp.	4,421	666,819
Semiconductors & Semiconductor Equipment - 19.8%
Advanced Micro Devices, Inc.(a)	1,221	574,749
AIXTRON SE	14,496	602,625
Applied Materials, Inc.	3,772	1,729,047
Broadcom, Inc.	4,630	1,714,674
KLA Corp.	13,786	2,418,754
Lam Research Corp.	10,213	3,079,117
ON Semiconductor Corp.(a)	20,268	1,501,656
		11,620,622
Software - 9.8%
Fair Isaac Corp.(a)	835	957,920
Fortinet, Inc.(a)	19,865	3,395,525
Synopsys, Inc.(a)	3,192	1,403,171
		5,756,616
Transportation Infrastructure - 2.2%
Aena SME SA(c)	41,879	1,285,187
TOTAL COMMON STOCKS (Cost $52,587,284)		57,919,041
PREFERRED STOCKS - 0.9%
HII Kalshi-06, a Series of HII Kalshi-A, LLC(a)(b)	827	500,219
TOTAL PREFERRED STOCKS (Cost $522,729)		500,219
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.60%(d)	255,992	255,992
TOTAL MONEY MARKET FUNDS (Cost $255,992)		255,992
TOTAL INVESTMENTS - 100.0% (Cost $53,366,005)		$58,675,252
Other Assets in Excess of Liabilities - 0.0%(e)		9,475
TOTAL NET ASSETS - 100.0%		$58,684,727

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

1

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,500,158 or 7.7% of net assets as of August 31, 2026.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,285,187 or 2.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

TEMA ELECTRIFICATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Building Products - 1.5%
Johnson Controls International PLC	80,655	$11,149,747
Construction & Engineering - 5.2%
Quanta Services, Inc.	62,002	37,640,794
Electric Utilities - 26.1%(a)
American Electric Power Co., Inc.	262,625	32,153,179
Entergy Corp.	260,681	27,712,997
IDACORP, Inc.	240,318	32,721,699
NextEra Energy, Inc.	467,100	38,461,014
OGE Energy Corp.	707,290	32,273,643
PPL Corp.	300,740	10,264,256
Xcel Energy, Inc.	197,148	14,922,132
		188,508,920
Electrical Equipment - 33.0%(a)
ABB Ltd.	225,986	22,085,599
Bloom Energy Corp. - Class A(b)	115,279	23,782,058
Eaton Corp. PLC	106,287	42,714,620
GE Vernova, Inc.	32,970	29,624,534
Hubbell, Inc.	70,713	32,032,989
nVent Electric PLC	150,239	22,648,529
Powell Industries, Inc.	213,034	38,288,601
Schneider Electric SE	31,709	10,850,568
Vertiv Holdings Co. - Class A	63,607	16,456,403
		238,483,901
Electronic Equipment, Instruments & Components - 16.1%
Advanced Energy Industries, Inc.	101,621	28,134,790
Amphenol Corp. - Class A	221,558	35,128,021
Bel Fuse, Inc. - Class B	213,349	53,182,572
		116,445,383
Energy Equipment & Services - 2.1%
Kodiak Gas Services, Inc.	251,488	14,779,950
Machinery - 2.1%
Caterpillar, Inc.	19,268	15,365,652
Multi-Utilities - 3.1%
NiSource, Inc.	552,572	22,611,246
Oil, Gas & Consumable Fuels - 7.8%
Energy Transfer LP	1,872,072	40,268,268
Williams Cos., Inc.	213,916	16,054,396
		56,322,664
Software - 2.8%
Tema Private Placement SPV III, LLC(b)(c)	18,165	19,999,665
TOTAL COMMON STOCKS (Cost $660,256,186)		721,307,922

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.60%(d)	765,688	$765,688
TOTAL MONEY MARKET FUNDS (Cost $765,688)		765,688
TOTAL INVESTMENTS - 99.9% (Cost $661,021,874)		$722,073,610
Other Assets in Excess of Liabilities - 0.1%		433,894
TOTAL NET ASSETS - 100.0%		$722,507,504

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $19,999,665 or 2.8% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Tema Healthcare AI ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Biotechnology - 65.3%(a)
10X Genomics, Inc. - Class A(b)	8,195	$511,778
Absci Corp.(b)	30,760	278,070
Arrowhead Pharmaceuticals, Inc.(b)	3,213	264,719
Beam Therapeutics, Inc.(b)	5,994	176,403
Century Therapeutics, Inc.(b)	43,254	88,671
Cogent Biosciences, Inc.(b)	9,411	329,385
Cytokinetics, Inc.(b)	5,267	373,483
Dyne Therapeutics, Inc.(b)	9,086	231,057
Generate Biomedicines, Inc.(b)	14,823	226,347
Ionis Pharmaceuticals, Inc.(b)	1,974	119,151
Kymera Therapeutics, Inc.(b)	1,488	176,789
Natera, Inc.(b)	1,088	350,293
Parabilis Medicines, Inc.(b)	6,543	255,242
Relay Therapeutics, Inc.(b)	7,672	141,011
Revolution Medicines, Inc.(b)	1,760	361,803
Scribe Therapeutics, Inc.(b)	1,836	56,072
Stoke Therapeutics, Inc.(b)	8,645	269,724
Twist Bioscience Corp.(b)	3,242	450,638
Vertex Pharmaceuticals, Inc.(b)	632	344,137
		5,004,773
Health Care Equipment & Supplies - 7.7%
Dexcom, Inc.(b)	3,083	280,738
Intuitive Surgical, Inc.(b)	810	305,257
		585,995
Health Care Providers & Services - 7.6%
Billiontoone, Inc. – Class A(b)	656	59,479
Cardinal Health, Inc.	1,109	260,194
Guardant Health, Inc.(b)	1,654	263,019
		582,692
Health Care Technology - 4.0%
HeartFlow, Inc.(b)	4,323	217,836
Schrodinger, Inc.(b)	4,401	85,819
		303,655
Insurance - 1.9%
Oscar Health, Inc. - Class A(b)	4,875	146,055
Life Sciences Tools & Services - 13.0%
Alamar Biosciences, Inc.(b)	2,646	80,809
Illumina, Inc.(b)	1,786	381,543
Insilico Medicine Cayman TopCo(b)	13,887	77,492
Tempus AI, Inc. - Class A(b)	3,487	219,855
Thermo Fisher Scientific, Inc.	388	239,435
		999,134
TOTAL COMMON STOCKS (Cost $7,442,902)		7,622,304

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.60%(c)	42,066	$42,066
TOTAL MONEY MARKET FUNDS (Cost $42,066)		42,066
TOTAL INVESTMENTS - 100.0% (Cost $7,484,968)		$7,664,370
Liabilities in Excess of Other Assets - (0.0)%(d)		(2,437)
TOTAL NET ASSETS - 100.0%		$7,661,933

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Tema Heart & Health ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Biotechnology - 31.3%(a)
AbbVie, Inc.	5,088	$1,304,665
Alnylam Pharmaceuticals, Inc.(b)	2,566	617,610
Amgen, Inc.	1,768	760,028
Arrowhead Pharmaceuticals, Inc.(b)	5,263	433,619
Bridgebio Pharma, Inc.(b)	23,113	1,770,225
Cytokinetics, Inc.(b)	27,649	1,960,591
Gilead Sciences, Inc.	11,884	1,739,105
Insmed, Inc.(b)	2,038	248,269
Ionis Pharmaceuticals, Inc.(b)	2,427	146,494
Kailera Therapeutics, Inc.(b)	14,039	216,201
Kodiak Sciences, Inc.(b)	33,234	1,241,290
Madrigal Pharmaceuticals, Inc.(b)	1,499	809,505
Regeneron Pharmaceuticals, Inc.	929	742,345
Revolution Medicines, Inc.(b)	9,951	2,045,627
Scholar Rock Holding Corp.(b)	6,177	350,854
Stoke Therapeutics, Inc.(b)	9,917	309,410
Vertex Pharmaceuticals, Inc.(b)	3,079	1,676,577
Viking Therapeutics, Inc.(b)	8,426	276,204
Xenon Pharmaceuticals, Inc.(b)	8,283	498,802
Zealand Pharma AS(b)	5,223	243,479
		17,390,900
Health Care Equipment & Supplies - 13.7%
Abbott Laboratories	15,601	1,721,726
Boston Scientific Corp.(b)	15,214	734,836
Dexcom, Inc.(b)	11,085	1,009,400
Edwards Lifesciences Corp.(b)	8,572	777,909
Insulet Corp.(b)	1,827	271,602
Intuitive Surgical, Inc.(b)	3,200	1,205,952
Medtronic PLC	13,029	1,181,079
Stryker Corp.	2,284	739,559
		7,642,063
Health Care Providers & Services - 6.9%
McKesson Corp.	1,182	1,046,448
UnitedHealth Group, Inc.	7,195	2,801,805
		3,848,253
Life Sciences Tools & Services - 8.1%
Danaher Corp.	7,756	1,656,371
Thermo Fisher Scientific, Inc.	4,616	2,848,534
		4,504,905
Pharmaceuticals - 38.4%(a)
AstraZeneca PLC	9,969	1,616,901
Bristol-Myers Squibb Co.	18,719	1,250,616
Chugai Pharmaceutical Co. Ltd.	13,731	594,194
Eli Lilly & Co.	5,343	6,180,408
Johnson & Johnson	7,966	2,117,761
MBX Biosciences, Inc.(b)	5,010	308,616
Merck & Co., Inc.	16,233	2,398,588

	Shares	Value
Novartis AG	10,200	$1,555,331
Novo Nordisk AS - Class A	58,624	2,663,630
Roche Holding AG - ADR	38,978	2,093,119
Teva Pharmaceutical Industries Ltd. - ADR(b)	16,554	596,772
		21,375,936
TOTAL COMMON STOCKS (Cost $47,227,170)		54,762,057
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.60%(c)	195,957	195,957
TOTAL MONEY MARKET FUNDS (Cost $195,957)		195,957
TOTAL INVESTMENTS - 98.8% (Cost $47,423,127)		$54,958,014
Other Assets in Excess of Liabilities - 1.2%		646,454
TOTAL NET ASSETS - 100.0%		$55,604,468

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

Tema International Defense ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 85.9%(a)
AeroVironment, Inc.(b)	783	$116,158
Airbus SE	1,218	279,048
Avio SpA	1,944	66,432
Avon Technologies PLC	4,205	105,636
Babcock International Group PLC	16,938	242,476
BAE Systems PLC	12,212	338,225
Boeing Co.(b)	377	78,333
Chemring Group PLC	42,371	316,056
CSG NV(b)	8,151	171,651
Dassault Aviation SA	871	287,123
Elbit Systems Ltd.	525	370,105
General Dynamics Corp.	261	96,922
Hensoldt AG	3,306	329,095
Kongsberg Gruppen ASA	11,165	379,386
L3Harris Technologies, Inc.	351	93,454
Leonardo DRS, Inc.	2,146	81,548
Leonardo SpA	4,844	291,005
Lockheed Martin Corp.	232	130,205
MTU Aero Engines AG	552	225,758
Northrop Grumman Corp.	145	78,256
QinetiQ Group PLC	45,241	311,104
Rheinmetall AG	148	190,957
Rocket Lab Corp.(b)	3,889	248,585
Rolls-Royce Holdings PLC	14,906	309,063
RTX Corp.	580	120,483
Saab AB - Class A	5,104	337,277
Safran SA	580	227,036
Thales SA	1,018	288,165
Tkms AG& Co. KGaA(b)	1,946	198,687
		6,308,229
IT Services - 4.6%
Indra Sistemas SA	4,785	340,150
Machinery - 4.1%
Kongsberg Maritime AS(b)	11,165	68,588
RENK Group AG	4,265	232,863
		301,451
Software - 2.8%
Palantir Technologies, Inc. - Class A(b)	1,102	205,391
TOTAL COMMON STOCKS (Cost $7,241,297)		7,155,221

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
First American Treasury Obligations Fund - Class X, 3.60%(c)	190,000	$190,000
TOTAL MONEY MARKET FUNDS (Cost $190,000)		190,000
TOTAL INVESTMENTS - 100.0% (Cost $7,431,297)		$7,345,221
Other Assets in Excess of Liabilities - 0.0%(d)		1,898
TOTAL NET ASSETS - 100.0%		$7,347,119

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Tema Listed Private Managers ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 69.7%
First American Treasury Obligations Fund - Class X, 3.60%(a)(b)	163,464	$163,464
TOTAL MONEY MARKET FUNDS (Cost $163,464)		163,464
TOTAL INVESTMENTS - 69.7% (Cost $163,464)		$163,464
Other Assets in Excess of Liabilities - 30.3%		71,183
TOTAL NET ASSETS - 100.0%		$234,647

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

TEMA MEMORY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Industrial Conglomerates - 4.5%
SK Square Co. Ltd.	5,633	$4,268,173
Semiconductors & Semiconductor Equipment - 55.0%(a)
Aehr Test Systems(b)	47,863	3,794,100
Biwin Storage Technology Co. Ltd. - Class A	49,747	1,743,775
Kioxia Holdings Corp.(b)	46,000	14,394,617
Macronix International Co. Ltd.(b)	678,309	2,694,248
Micron Technology, Inc.	4,591	4,401,529
Nanya Technology Corp.	246,262	4,215,379
Shenzhen Techwinsemi Technology Co. Ltd. - Class A	27,539	1,788,845
SK hynix, Inc. - ADR(b)	3,789	623,594
SK hynix, Inc.	12,115	14,818,435
Winbond Electronics Corp.	723,414	4,161,877
		52,636,399
Technology Hardware, Storage & Peripherals - 32.8%(a)
Innodisk Corp.	56,206	2,569,147
Samsung Electronics Co. Ltd.	22,695	4,311,486
Sandisk Corp.(b)	10,274	16,096,276
Seagate Technology Holdings PLC	5,079	4,207,342
Western Digital Corp.	9,227	4,157,225
		31,341,476
TOTAL COMMON STOCKS (Cost $93,458,393)		88,246,048
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.60%(c)	403,123	403,123
TOTAL MONEY MARKET FUNDS (Cost $403,123)		403,123
TOTAL INVESTMENTS - 92.7% (Cost $93,861,516)		$88,649,171
Other Assets in Excess of Liabilities - 7.3%		6,998,641
TOTAL NET ASSETS - 100.0%		$95,647,812

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

8

TEMA MEMORY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
August 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ChangeXin Memory Technologies	Marex Capital Markets, Inc.	Receive	OBFR + 6.00%	Termination	07/27/2029	$7,070,127	$59,705
Net Unrealized Appreciation (Depreciation)							$59,705

There are no upfront payments or receipts associated with total return swaps in the Fund as of August 31, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

TEMA MLCC & POWERSEMI ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Electrical Equipment - 9.2%
Bloom Energy Corp. - Class A(a)	183	$37,753
Furukawa Electric Co. Ltd.	400	10,066
Vicor Corp.(a)	176	33,031
		80,850
Electronic Equipment, Instruments & Components - 50.7%(b)
Delta Electronics, Inc.	1,688	97,911
Holy Stone Enterprise Co. Ltd.	1,700	39,764
Murata Manufacturing Co. Ltd.	1,800	81,025
Prosperity Dielectrics Co. Ltd.	4,000	31,019
Samsung Electro-Mechanics Co. Ltd.	77	82,030
Taiyo Yuden Co. Ltd.	700	40,243
Yageo Corp.	4,342	74,598
		446,590
Semiconductors & Semiconductor Equipment - 36.7%(b)
Aehr Test Systems(a)	428	33,928
AIXTRON SE	911	37,872
Infineon Technologies AG	1,215	79,441
Monolithic Power Systems, Inc.	30	38,033
MPI Corp.	48	7,762
Navitas Semiconductor Corp.(a)	3,153	36,543
Powerchip Semiconductor Manufacturing Corp.	8,586	19,759
Renesas Electronics Corp.	1,700	36,096
STMicroelectronics NV	679	34,045
		323,479
Technology Hardware, Storage & Peripherals - 3.3%
Asia Vital Components Co. Ltd.	270	29,152
TOTAL COMMON STOCKS (Cost $960,280)		880,071
TOTAL INVESTMENTS - 99.9% (Cost $960,280)		$880,071
Other Assets in Excess of Liabilities - 0.1%		997
TOTAL NET ASSETS - 100.0%		$881,068

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

10

TEMA ONCOLOGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Biotechnology - 69.9%(a)
AbbVie, Inc.	27,338	$7,010,010
Adlai Nortye Group Ltd. - ADR(b)	46,444	659,040
Amgen, Inc.	10,097	4,340,498
AnaptysBio, Inc.(b)	32,744	1,867,390
Arcus Biosciences, Inc.(b)	87,067	2,549,322
ArriVent Biopharma, Inc.(b)	21,729	652,956
Autolus Therapeutics PLC - ADR(b)	268,127	630,098
BeOne Medicines Ltd. - ADR(b)	18,669	6,712,999
Bicara Therapeutics, Inc.(b)	37,499	866,977
BridgeBio Oncology Therapeutics, Inc.(b)	97,750	860,200
Bridgebio Pharma, Inc.(b)	64,261	4,921,750
Candel Therapeutics, Inc.(b)	86,337	1,128,425
Celcuity, Inc.(b)	42,837	3,815,063
CG oncology, Inc.(b)	77,547	5,828,432
Cogent Biosciences, Inc.(b)	283,440	9,920,400
Corvus Pharmaceuticals, Inc.(b)	142,722	2,003,817
Cullinan Therapeutics, Inc.(b)	65,785	1,451,875
CytomX Therapeutics, Inc.(b)	241,337	810,892
Erasca, Inc.(b)	208,197	3,722,562
Exelixis, Inc.(b)	101,461	5,543,829
First Tracks Biotherapeutics, Inc.(b)	19,205	803,537
Genmab AS - ADR(b)	183,357	6,080,118
Gilead Sciences, Inc.	14,646	2,143,296
Halozyme Therapeutics, Inc.(b)	63,165	6,726,441
Ideaya Biosciences, Inc.(b)	142,271	5,705,067
Immatics NV(b)	179,617	1,711,750
Immunocore Holdings PLC - ADR(b)	44,900	1,630,768
Immunome, Inc.(b)	230,958	6,330,559
Inhibrx Biosciences, Inc.(b)	7,084	897,543
Iovance Biotherapeutics, Inc.(b)	403,718	3,298,376
Janux Therapeutics, Inc.(b)	53,953	983,024
Kura Oncology, Inc.(b)	171,385	2,168,020
Legend Biotech Corp. - ADR(b)	197,934	4,113,068
Moderna, Inc.(b)	5,247	736,364
Natera, Inc.(b)	6,084	1,958,805
Olema Pharmaceuticals, Inc.(b)	83,532	871,239
ORIC Pharmaceuticals, Inc.(b)	99,043	1,286,569
Relay Therapeutics, Inc.(b)	185,142	3,402,910
Replimune Group, Inc.(b)	108,413	1,658,719
Revolution Medicines, Inc.(b)	61,768	12,697,648
Summit Therapeutics, Inc.(b)	150,035	2,043,477
Syndax Pharmaceuticals, Inc.(b)	54,962	1,060,217
Tango Therapeutics, Inc.(b)	81,952	1,871,784
Tyra Biosciences, Inc.(b)	85,323	2,135,635
UroGen Pharma Ltd.(b)	61,279	2,640,512
Zai Lab Ltd. - ADR(b)	161,278	4,106,138
Zymeworks, Inc.(b)	110,609	3,253,011
		147,611,130
Health Care Providers & Services - 0.7%
Guardant Health, Inc.(b)	8,773	1,395,082

	Shares	Value
Pharmaceuticals - 29.1%(a)
Arvinas, Inc.(b)	88,095	$810,474
AstraZeneca PLC	25,983	4,214,259
Bristol-Myers Squibb Co.	112,924	7,544,453
Eli Lilly & Co.	9,404	10,877,889
Enliven Therapeutics, Inc.(b)	74,478	4,311,531
Johnson & Johnson	24,555	6,527,947
Merck & Co., Inc.	50,878	7,517,733
Novartis AG	52,465	8,000,044
Nuvation Bio, Inc. – Class A(b)	416,638	2,774,809
Roche Holding AG - ADR	164,068	8,810,452
		61,389,591
TOTAL COMMON STOCKS (Cost $160,113,089)		210,395,803
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.60%(c)	807,909	807,909
TOTAL MONEY MARKET FUNDS (Cost $807,909)		807,909
TOTAL INVESTMENTS - 100.1% (Cost $160,920,998)		$211,203,712
Liabilities in Excess of Other Assets - (0.1)%		(113,467)
TOTAL NET ASSETS - 100.0%		$211,090,245

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

11

TEMA PHOTONICS & OPTICAL ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.2%
Communications Equipment - 28.6%(a)
Applied Optoelectronics, Inc.(b)	36,571	$3,938,331
Ciena Corp.(b)	5,188	1,985,967
Lumentum Holdings, Inc.(b)	13,219	12,092,213
Suzhou TFC Optical Communication Co. Ltd. - Class A	42,700	1,671,183
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H(c)	133,298	2,834,843
Zhongji Innolight Co. Ltd. - Class A	13,200	1,673,412
		24,195,949
Electrical Equipment - 4.1%
Furukawa Electric Co. Ltd.	136,800	3,442,479
Electronic Equipment, Instruments & Components - 6.3%
Chroma ATE, Inc.	17,048	1,053,341
Coherent Corp.(b)	9,277	2,577,429
Eoptolink Technology, Inc. Ltd. - Class A	28,240	1,688,848
		5,319,618
Semiconductors & Semiconductor Equipment - 45.8%(a)
Aehr Test Systems(b)	32,464	2,573,421
AIXTRON SE	160,675	6,679,550
AXT, Inc.(b)	108,869	6,598,550
Himax Technologies, Inc. - ADR	79,627	1,092,482
IntelliEPI, Inc.	100,734	1,905,315
IQE PLC(b)	2,817,892	1,840,387
LandMark Optoelectronics Corp.	45,319	5,043,064
MPI Corp.	6,601	1,067,497
Semtech Corp.(b)	9,109	1,211,133
SiTime Corp.(b)	1,947	1,100,873
Sivers Semiconductors AB(b)	337,934	938,544
SOITEC(b)	11,621	1,550,960
Tower Semiconductor Ltd.(b)	13,857	2,841,378
Win Semiconductors Corp.	117,421	1,656,450
Yuanjie Semiconductor Technology Co. Ltd. - Class A	11,245	2,565,323
		38,664,927
Software - 2.4%
Tema Private Placement SPV I, LLC(b)(d)	1,820	2,003,820
TOTAL COMMON STOCKS (Cost $74,048,083)		73,626,793

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.60%(e)	208,943	$208,943
TOTAL MONEY MARKET FUNDS (Cost $208,943)		208,943
TOTAL INVESTMENTS - 87.4% (Cost $74,257,026)		$73,835,736
Other Assets in Excess of Liabilities - 12.6%		10,627,971
TOTAL NET ASSETS - 100.0%		$84,463,707

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $2,834,843 or 3.4% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,003,820 or 2.4% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

12

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc.(a)	1,689	$956,920
Boeing Co.(a)	15,009	3,118,570
General Dynamics Corp.	4,169	1,548,158
General Electric Co.	21,394	7,182,180
Honeywell Aerospace, Inc.(a)	5,568	880,356
Howmet Aerospace, Inc.	9,352	2,290,772
Huntington Ingalls Industries, Inc.	1,643	478,442
L3Harris Technologies, Inc.	3,011	801,679
Lockheed Martin Corp.	3,490	1,958,693
Northrop Grumman Corp.	2,270	1,225,119
RTX Corp.	27,972	5,810,624
Textron, Inc.	3,765	303,308
TransDigm Group, Inc.	887	1,039,333
		27,594,154
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	1,892	283,156
Expeditors International of Washington, Inc.	2,075	393,524
FedEx Corp.	4,037	1,321,714
United Parcel Service, Inc. - Class B	14,892	1,552,193
		3,550,587
Automobile Components - 0.0%(b)
Aptiv PLC(a)	4,472	200,167
Automobiles - 1.6%
Ford Motor Co.	74,226	1,034,711
General Motors Co.	16,024	1,383,192
Tesla, Inc.(a)	36,992	13,611,206
		16,029,109
Banks - 4.0%
Bank of America Corp.	136,569	8,459,084
Citigroup, Inc.	34,231	4,505,484
Citizens Financial Group, Inc.	8,435	580,919
Fifth Third Bancorp	13,540	728,046
Huntington Bancshares, Inc.	29,548	493,008
JPMorgan Chase & Co.	38,253	13,618,833
KeyCorp	19,456	420,444
M&T Bank Corp.	2,120	495,953
PNC Financial Services Group, Inc.	6,829	1,636,433
Regions Financial Corp.	13,121	392,056
Truist Financial Corp.	24,907	1,234,889
US Bancorp	29,499	1,816,548
Wells Fargo & Co.	64,642	5,584,422
		39,966,119
Beverages - 1.4%
Brown-Forman Corp. - Class B	2,731	72,563
Coca-Cola Co.	79,615	7,059,462
Constellation Brands, Inc. - Class A	2,788	364,168
Keurig Dr Pepper, Inc.	27,722	883,223
Molson Coors Beverage Co. - Class B	2,803	111,447

	Shares	Value
Monster Beverage Corp.(a)	30,942	$1,420,857
PepsiCo, Inc.	28,629	4,017,794
		13,929,514
Biotechnology - 2.2%
AbbVie, Inc.	33,461	8,580,070
Amgen, Inc.	9,853	4,235,608
Biogen, Inc.(a)	2,813	609,437
Gilead Sciences, Inc.	22,923	3,354,552
Incyte Corp.(a)	2,706	333,433
Moderna, Inc.(a)	7,618	1,069,110
Regeneron Pharmaceuticals, Inc.	1,955	1,562,201
Vertex Pharmaceuticals, Inc.(a)	4,572	2,489,545
		22,233,956
Broadline Retail - 2.2%
Amazon.com, Inc.(a)	82,139	21,337,248
eBay, Inc.	8,537	884,092
		22,221,340
Building Products - 0.6%
A.O. Smith Corp.	1,590	94,017
Allegion PLC	784	121,716
Builders FirstSource, Inc.(a)	1,943	129,015
Carrier Global Corp.	17,589	1,024,032
Johnson Controls International PLC	11,605	1,604,275
Lennox International, Inc.	569	217,722
Masco Corp.	4,123	297,516
Trane Technologies PLC	5,143	2,285,549
		5,773,842
Capital Markets - 4.1%
Ameriprise Financial, Inc.	1,625	898,804
Ares Management Corp. - Class A	4,638	664,022
Bank of New York Mellon Corp.	11,667	1,881,654
Blackrock, Inc.	2,535	2,929,471
Blackstone, Inc.	14,463	2,071,680
Cboe Global Markets, Inc.	1,492	447,898
Charles Schwab Corp.	31,735	3,485,138
CME Group, Inc.	6,023	1,719,567
Coinbase Global, Inc. - Class A(a)	4,661	876,827
FactSet Research Systems, Inc.	669	209,765
Franklin Templeton, Inc.	5,641	192,640
Goldman Sachs Group, Inc.	6,231	6,392,383
Interactive Brokers Group, Inc. - Class A	9,060	881,447
Intercontinental Exchange, Inc.	9,804	1,575,503
Invesco Ltd.	9,105	298,462
KKR & Co., Inc.	13,244	1,453,132
Moody’s Corp.	2,891	1,458,914
Morgan Stanley	24,289	5,181,329
MSCI, Inc.	1,502	857,101
Nasdaq, Inc.	8,160	804,658
Northern Trust Corp.	3,178	589,710
Raymond James Financial, Inc.	4,824	859,492
Robinhood Markets, Inc. - Class A(a)	15,563	1,631,158
S&P Global, Inc.	6,134	2,673,443

The accompanying notes are an integral part of these financial statements.

13

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
State Street Corp.	4,161	$796,332
T Rowe Price Group, Inc.	4,282	476,501
		41,307,031
Chemicals - 1.2%
Air Products and Chemicals, Inc.	3,939	1,218,963
Albemarle Corp.	2,524	340,664
CF Industries Holdings, Inc.	5,057	657,562
Corteva, Inc.	10,788	912,988
Dow, Inc.	15,832	483,193
Ecolab, Inc.	4,109	1,163,669
International Flavors & Fragrances, Inc.	5,435	469,203
Linde PLC	9,265	4,535,959
LyondellBasell Industries NV - Class A	5,420	352,734
Mosaic Co.	6,363	153,476
PPG Industries, Inc.	4,872	546,492
Sherwin-Williams Co.	3,855	1,306,112
		12,141,015
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,554	1,120,741
Copart, Inc.(a)	19,716	650,431
Republic Services, Inc.	3,563	787,138
Rollins, Inc.	4,585	165,381
Veralto Corp.	4,890	482,007
Waste Management, Inc.	6,379	1,396,491
		4,602,189
Communications Equipment - 1.7%
Arista Networks, Inc.(a)	21,066	4,122,406
Ciena Corp.(a)	2,517	963,508
Cisco Systems, Inc.	76,074	8,405,416
F5, Inc.(a)	707	287,841
Lumentum Holdings, Inc.(a)	1,473	1,347,441
Motorola Solutions, Inc.	3,320	1,611,196
		16,737,808
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	577	891,823
EMCOR Group, Inc.	641	470,840
Quanta Services, Inc.	3,572	2,168,525
		3,531,188
Construction Materials - 0.2%
CRH PLC	11,412	1,076,038
Martin Marietta Materials, Inc.	940	487,578
Vulcan Materials Co.	2,076	559,648
		2,123,264
Consumer Finance - 0.6%
American Express Co.	10,246	3,382,922
Capital One Financial Corp.	11,875	2,547,306
Synchrony Financial	7,003	539,791
		6,470,019

	Shares	Value
Consumer Staples Distribution & Retail - 2.0%
Casey’s General Stores, Inc.	397	$298,627
Costco Wholesale Corp.	8,077	7,623,800
Dollar General Corp.	5,073	643,003
Dollar Tree, Inc.(a)	3,428	433,950
Kroger Co.	14,675	844,399
Sysco Corp.	10,122	820,692
Target Corp.	9,068	1,458,860
Walmart, Inc.	77,871	8,166,332
		20,289,663
Containers & Packaging - 0.2%
Amcor PLC	9,842	451,649
Avery Dennison Corp.	1,515	263,777
Ball Corp.	5,710	359,559
International Paper Co.	11,259	427,054
Packaging Corp. of America	1,162	271,838
Smurfit Westrock PLC	11,435	536,301
		2,310,178
Distributors - 0.1%
Genuine Parts Co.	5,688	771,691
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	152,015	3,935,669
Comcast Corp. - Class A	69,202	1,842,157
Verizon Communications, Inc.	82,458	4,124,549
		9,902,375
Electric Utilities - 1.7%
Alliant Energy Corp.	4,095	278,378
American Electric Power Co., Inc.	10,474	1,282,332
Constellation Energy Corp.	6,471	1,778,037
Duke Energy Corp.	14,503	1,739,055
Edison International	8,400	453,432
Entergy Corp.	8,152	866,639
Evergy, Inc.	4,231	342,796
Eversource Energy	8,224	576,831
Exelon Corp.	19,845	867,623
FirstEnergy Corp.	11,369	521,382
NextEra Energy, Inc.	39,729	3,271,286
NRG Energy, Inc.	4,658	512,939
PG&E Corp.	46,564	617,904
Pinnacle West Capital Corp.	2,218	216,566
PPL Corp.	16,164	551,677
Southern Co.	20,183	1,776,104
Xcel Energy, Inc.	11,129	842,354
		16,495,335
Electrical Equipment - 1.4%
AMETEK, Inc.	3,912	919,985
Eaton Corp. PLC	7,390	2,969,893
Emerson Electric Co.	10,688	1,629,279
GE Vernova, Inc.	5,283	4,746,934
Generac Holdings, Inc.(a)	1,229	227,832
Hubbell, Inc.	914	414,042

The accompanying notes are an integral part of these financial statements.

14

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - (Continued)
Rockwell Automation, Inc.	1,810	$768,218
Vertiv Holdings Co. - Class A	7,638	1,976,104
		13,652,287
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. - Class A	23,044	3,653,626
CDW Corp.	2,796	423,818
Coherent Corp.(a)	3,699	1,027,693
Corning, Inc.	14,911	2,217,713
Flex Ltd.(a)	6,287	686,855
Jabil, Inc.	1,827	557,710
Keysight Technologies, Inc.(a)	3,192	1,030,058
TE Connectivity PLC	5,401	1,108,555
Teledyne Technologies, Inc.(a)	779	477,488
Zebra Technologies Corp. - Class A(a)	903	319,256
		11,502,772
Energy Equipment & Services - 0.4%
Baker Hughes Co.	25,482	1,619,381
Halliburton Co.	17,873	658,620
SLB Ltd.	29,102	1,749,030
		4,027,031
Entertainment - 1.3%
Live Nation Entertainment, Inc.(a)	2,535	456,021
Netflix, Inc.(a)	81,281	6,587,825
Take-Two Interactive Software, Inc.(a)	2,936	645,039
TKO Group Holdings, Inc.	466	85,096
Walt Disney Co.	36,877	3,966,122
Warner Bros Discovery, Inc.(a)	45,511	1,298,429
		13,038,532
Financial Services - 4.0%
Apollo Global Management, Inc.	9,140	1,248,341
Berkshire Hathaway, Inc. - Class B(a)	27,063	13,640,564
Block, Inc.(a)	11,343	930,353
Corpay, Inc.(a)	1,302	526,399
Fidelity National Information Services, Inc.	11,221	457,480
Fiserv, Inc.(a)	11,823	630,284
Global Payments, Inc.	4,983	453,702
Jack Henry & Associates, Inc.	1,361	228,526
Mastercard, Inc. - Class A	15,615	9,202,076
PayPal Holdings, Inc.	18,376	967,772
Visa, Inc. - Class A	29,736	11,280,946
		39,566,443
Food Products - 0.5%
Archer-Daniels-Midland Co.	7,074	575,045
Bunge Global SA	1,708	198,487
General Mills, Inc.	11,550	475,860
Hershey Co.	3,279	577,793
Hormel Foods Corp.	5,346	116,810

	Shares	Value
J M Smucker Co.	2,147	$281,601
Kraft Heinz Co.	18,591	477,231
McCormick & Co., Inc.	5,179	280,805
Mondelez International, Inc. - Class A	25,836	1,603,640
Tyson Foods, Inc. - Class A	5,404	297,977
		4,885,249
Gas Utilities - 0.1%
Atmos Energy Corp.	5,758	956,577
Ground Transportation - 1.1%
CSX Corp.	31,410	1,586,519
Fedex Freight Holding Co., Inc.(a)	2,147	287,140
JB Hunt Transport Services, Inc.	2,427	644,296
Norfolk Southern Corp.	3,666	1,256,668
Old Dominion Freight Line, Inc.	3,858	771,446
Uber Technologies, Inc.(a)	41,853	3,166,179
Union Pacific Corp.	10,980	3,301,356
		11,013,604
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	36,513	4,029,575
Align Technology, Inc.(a)	1,274	203,573
Baxter International, Inc.	10,603	275,678
Becton Dickinson & Co.	5,012	942,807
Boston Scientific Corp.(a)	28,261	1,365,006
Cooper Cos., Inc.(a)	4,253	298,093
Dexcom, Inc.(a)	8,340	759,440
Edwards Lifesciences Corp.(a)	10,795	979,646
GE HealthCare Technologies, Inc.	10,006	712,727
IDEXX Laboratories, Inc.(a)	2,653	1,476,899
Insulet Corp.(a)	1,348	200,394
Intuitive Surgical, Inc.(a)	6,512	2,454,112
Medtronic PLC	21,639	1,961,575
ResMed, Inc.	3,178	763,038
Solventum Corp.(a)	1,967	179,115
STERIS PLC	2,045	475,749
Stryker Corp.	6,336	2,051,597
Zimmer Biomet Holdings, Inc.	4,198	419,968
		19,548,992
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	5,101	1,196,797
Cencora, Inc.	4,126	1,335,174
Centene Corp.(a)	9,663	621,717
Cigna Group	4,570	1,261,686
CVS Health Corp.	24,142	2,267,175
DaVita, Inc.(a)	156	27,457
Elevance Health, Inc.	4,182	1,641,602
HCA Healthcare, Inc.	3,626	1,502,796
Henry Schein, Inc.(a)	737	66,183
Humana, Inc.	2,385	914,003
Labcorp Holdings, Inc.	1,909	635,048
McKesson Corp.	2,024	1,791,888
Quest Diagnostics, Inc.	1,518	364,775

The accompanying notes are an integral part of these financial statements.

15

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
UnitedHealth Group, Inc.	18,497	$7,202,917
Universal Health Services, Inc. - Class B	588	100,154
		20,929,372
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A(a)	3,330	951,348
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A(a)	7,070	1,295,365
Booking Holdings, Inc.	14,943	2,975,002
Carnival Corp. Ltd.	26,260	627,351
Chipotle Mexican Grill, Inc.(a)	27,370	1,040,881
Darden Restaurants, Inc.	2,677	573,574
Domino’s Pizza, Inc.	593	202,842
DoorDash, Inc. - Class A(a)	6,624	1,535,046
Expedia Group, Inc.	2,212	701,469
Hilton Worldwide Holdings, Inc.	3,817	1,207,241
Las Vegas Sands Corp.	6,703	293,658
Marriott International Inc. - Class A	5,897	2,015,359
McDonald’s Corp.	14,957	3,941,768
MGM Resorts International(a)	3,332	137,812
Norwegian Cruise Line Holdings Ltd.(a)	8,471	136,722
Royal Caribbean Cruises Ltd.	4,894	1,315,214
Starbucks Corp.	21,105	2,242,406
Wynn Resorts Ltd.	948	86,533
Yum! Brands, Inc.	5,803	889,658
		21,217,901
Household Durables - 0.4%
DR Horton, Inc.	5,030	727,137
Garmin Ltd.	5,199	1,477,088
Lennar Corp. - Class A	10,108	850,184
NVR, Inc.(a)	58	366,283
PulteGroup, Inc.	4,499	568,314
		3,989,006
Household Products - 1.0%
Church & Dwight Co., Inc.	4,564	455,396
Clorox Co.	2,407	235,115
Colgate-Palmolive Co.	13,229	1,188,229
Kimberly-Clark Corp.	6,738	727,367
Procter & Gamble Co.	48,541	7,044,270
		9,650,377
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	13,783	203,161
Vistra Corp.	6,381	876,558
		1,079,719
Industrial Conglomerates - 0.3%
3M Co.	9,609	1,651,114
DuPont de Nemours, Inc.	3,498	470,751
Honeywell International, Inc.	5,569	1,189,042
		3,310,907

	Shares	Value
Insurance - 2.3%
Aflac, Inc.	8,305	$962,134
Allstate Corp.	4,873	1,256,259
American International Group, Inc.	15,144	1,156,396
Aon PLC - Class A	4,126	1,326,591
Arch Capital Group Ltd.(a)	7,640	749,255
Arthur J Gallagher & Co.	4,886	1,280,865
Assurant, Inc.	227	63,982
Brown & Brown, Inc.	6,362	459,146
Chubb Ltd.	7,841	2,654,963
Cincinnati Financial Corp.	3,382	574,602
Erie Indemnity Co. - Class A	434	110,913
Everest Group Ltd.	1,090	408,368
Globe Life, Inc.	1,256	216,873
Hartford Insurance Group, Inc.	5,739	788,424
Loews Corp.	3,644	394,609
Marsh & McLennan Cos., Inc.	10,041	1,905,782
MetLife, Inc.	8,968	853,485
Principal Financial Group, Inc.	5,722	630,335
Progressive Corp.	12,206	2,661,884
Prudential Financial, Inc.	7,091	833,902
Travelers Cos., Inc.	3,675	1,344,793
W R Berkley Corp.	18,454	1,246,752
Willis Towers Watson PLC	2,103	711,971
		22,592,284
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	36,248	12,300,759
Alphabet, Inc. - Class C	29,253	9,811,749
Meta Platforms, Inc. - Class A	28,468	16,293,375
		38,405,883
IT Services - 0.9%
Accenture PLC - Class A	12,187	2,312,605
Akamai Technologies, Inc.(a)	2,641	286,865
Cognizant Technology Solutions Corp. - Class A	10,540	680,673
Gartner, Inc.(a)	1,543	305,684
GoDaddy, Inc. - Class A(a)	2,587	253,216
International Business Machines Corp.	18,966	4,435,578
VeriSign, Inc.	1,806	520,634
		8,795,255
Leisure Products - 0.0%(b)
Hasbro, Inc.	2,185	205,609
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	5,495	843,812
Bio-Techne Corp.	2,859	206,734
Charles River Laboratories International, Inc.(a)	892	257,110
Danaher Corp.	11,762	2,511,893
IQVIA Holdings, Inc.(a)	3,608	942,374
Mettler-Toledo International, Inc.(a)	425	597,184
Revvity, Inc.	2,104	270,722

The accompanying notes are an integral part of these financial statements.

16

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - (Continued)
Thermo Fisher Scientific, Inc.	7,471	$4,610,354
Waters Corp.(a)	1,918	795,260
West Pharmaceutical Services, Inc.	2,943	1,003,887
		12,039,330
Machinery - 2.2%
Caterpillar, Inc.	9,282	7,402,116
Cummins, Inc.	2,422	1,366,977
Deere & Co.	4,637	3,036,818
Dover Corp.	2,556	496,452
Fortive Corp.	5,981	351,922
IDEX Corp.	946	216,293
Illinois Tool Works, Inc.	4,508	1,241,368
Ingersoll Rand, Inc.	7,519	579,339
Nordson Corp.	545	175,337
Otis Worldwide Corp.	5,807	413,052
PACCAR, Inc.	8,439	1,047,533
Parker-Hannifin Corp.	2,150	2,105,796
Pentair PLC	3,137	189,663
Snap-on, Inc.	467	180,407
Stanley Black & Decker, Inc.	3,307	318,696
Westinghouse Air Brake Technologies Corp.	7,061	2,018,952
Xylem, Inc.	4,057	446,716
		21,587,437
Media - 0.4%
AppLovin Corp. - Class A(a)	5,233	1,633,010
Charter Communications, Inc. - Class A(a)	1,891	288,264
EchoStar Corp. - Class A(a)	2,253	194,749
Fox Corp. - Class A	3,711	249,936
Fox Corp. - Class B	2,216	133,448
News Corp. - Class A	19,350	594,238
News Corp. - Class B	12,895	443,717
Omnicom Group, Inc.	7,694	673,456
Paramount Skydance Corp.	5,924	64,631
Trade Desk, Inc. - Class A(a)	8,370	114,836
		4,390,285
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	28,985	2,195,324
Newmont Corp.	21,578	2,720,122
Nucor Corp.	6,592	1,645,627
Steel Dynamics, Inc.	2,361	549,216
		7,110,289
Multi-Utilities - 0.6%
Ameren Corp.	5,162	547,224
CenterPoint Energy, Inc.	14,533	575,507
CMS Energy Corp.	5,410	368,205
Consolidated Edison, Inc.	7,714	825,552
Dominion Energy, Inc.	13,592	897,208
DTE Energy Co.	3,800	515,394
NiSource, Inc.	8,574	350,848

	Shares	Value
Public Service Enterprise Group, Inc.	10,441	$765,638
Sempra	12,293	1,004,338
WEC Energy Group, Inc.	5,663	601,241
		6,451,155
Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	7,549	325,739
Chevron Corp.	39,354	8,112,434
ConocoPhillips	22,502	2,981,290
Devon Energy Corp.	22,389	1,086,090
Diamondback Energy, Inc.	5,001	1,002,601
EOG Resources, Inc.	10,386	1,505,555
EQT Corp.	12,894	698,597
Expand Energy Corp.	5,190	509,450
ExxonMobil Holdings Corp.	71,222	11,463,181
Kinder Morgan, Inc.	50,860	1,639,726
Marathon Petroleum Corp.	5,173	1,931,184
Occidental Petroleum Corp.	15,376	925,328
ONEOK, Inc.	12,182	1,169,594
Phillips 66	7,661	1,889,049
Targa Resources Corp.	3,362	987,251
Texas Pacific Land Corp.	1,152	431,240
Valero Energy Corp.	6,278	2,253,300
Williams Cos., Inc.	23,164	1,738,458
		40,650,067
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	12,561	979,758
Southwest Airlines Co.	10,349	398,747
United Airlines Holdings, Inc.(a)	6,589	711,546
		2,090,051
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	5,106	522,344
Kenvue, Inc.	38,834	733,186
		1,255,530
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	38,058	2,542,655
Eli Lilly & Co.	11,088	12,825,822
Johnson & Johnson	43,115	11,462,123
Merck & Co., Inc.	50,216	7,419,916
Pfizer, Inc.	106,207	3,022,651
Viatris, Inc.	23,282	384,386
Zoetis, Inc.	8,994	693,438
		38,350,991
Professional Services - 0.6%
Automatic Data Processing, Inc.	6,884	1,969,925
Broadridge Financial Solutions, Inc.	2,522	459,962
Equifax, Inc.	2,567	485,574
Jacobs Solutions, Inc.	4,180	623,029
Leidos Holdings, Inc.	2,624	367,911
Paychex, Inc.	5,643	718,580
Verisk Analytics, Inc.	5,616	1,088,269
		5,713,250

The accompanying notes are an integral part of these financial statements.

17

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	5,817	$848,177
CoStar Group, Inc.(a)	8,924	286,192
		1,134,369
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices, Inc.(a)	22,281	10,488,112
Analog Devices, Inc.	8,793	3,184,297
Applied Materials, Inc.	15,329	7,026,660
Broadcom, Inc.	46,729	17,305,618
First Solar, Inc.(a)	2,303	464,976
Intel Corp.(a)	84,046	7,522,958
KLA Corp.	23,645	4,148,515
Lam Research Corp.	23,188	6,990,950
Marvell Technology, Inc.	16,049	3,396,931
Microchip Technology, Inc.	11,407	837,844
Micron Technology, Inc.	14,445	13,848,855
Monolithic Power Systems, Inc.	1,180	1,495,969
NVIDIA Corp.	191,604	42,302,331
NXP Semiconductors NV	4,723	1,060,975
ON Semiconductor Corp.(a)	8,265	612,354
Qnity Electronics, Inc.	5,166	616,975
QUALCOMM, Inc.	21,161	3,607,527
Skyworks Solutions, Inc.	2,891	193,726
Teradyne, Inc.	2,714	949,439
Texas Instruments, Inc.	16,910	4,411,988
		130,467,000
Software - 7.4%
Adobe, Inc.(a)	8,208	2,403,220
Autodesk, Inc.(a)	4,228	1,093,065
Cadence Design Systems, Inc.(a)	4,981	1,687,463
Crowdstrike Holdings, Inc. - Class A(a)	19,652	4,539,612
Datadog, Inc. - Class A(a)	6,110	1,448,314
Fair Isaac Corp.(a)	518	594,255
Fortinet, Inc.(a)	11,363	1,942,278
Gen Digital, Inc.	10,806	334,986
Intuit, Inc.	5,444	1,956,029
Microsoft Corp.	53,485	27,132,406
Oracle Corp.	32,284	4,814,190
Palantir Technologies, Inc. - Class A(a)	43,213	8,054,039
Palo Alto Networks, Inc.(a)	14,744	5,634,125
PTC, Inc.(a)	3,882	604,583
Roper Technologies, Inc.	2,150	912,976
Salesforce, Inc.	19,386	4,992,670
ServiceNow, Inc.(a)	20,705	3,064,133
Synopsys, Inc.(a)	3,539	1,555,709
Trimble, Inc.(a)	4,705	282,018
Tyler Technologies, Inc.(a)	873	324,948
Workday, Inc. - Class A(a)	4,519	892,276
		74,263,295

	Shares	Value
Specialty Retail - 1.8%
AutoZone, Inc.(a)	320	$957,197
Best Buy Co., Inc.	3,773	302,406
Carvana Co.(a)	14,171	1,041,002
Home Depot, Inc.	19,045	6,243,522
Lowe’s Cos., Inc.	10,116	2,070,745
O’Reilly Automotive, Inc.(a)	16,319	1,449,127
Ross Stores, Inc.	8,026	1,834,262
TJX Cos., Inc.	21,299	2,852,149
Tractor Supply Co.	11,474	400,443
Ulta Beauty, Inc.(a)	955	512,930
Williams-Sonoma, Inc.	2,051	468,141
		18,131,924
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	108,831	34,483,102
Dell Technologies, Inc. - Class C	5,738	2,616,585
Hewlett Packard Enterprise Co.	28,014	1,463,451
HP, Inc.	20,223	607,095
NetApp, Inc.	3,981	737,640
Sandisk Corp.(a)	2,672	4,186,222
Seagate Technology Holdings PLC	4,534	3,755,875
Super Micro Computer, Inc.(a)	10,675	397,964
Western Digital Corp.	6,741	3,037,158
		51,285,092
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	2,736	238,251
Lululemon Athletica, Inc.(a)	2,147	258,198
NIKE, Inc. - Class B	23,881	932,792
Ralph Lauren Corp.	342	118,640
Tapestry, Inc.	6,340	782,292
		2,330,173
Tobacco - 0.8%
Altria Group, Inc.	30,042	2,057,276
Philip Morris International, Inc.	29,329	5,493,322
		7,550,598
Trading Companies & Distributors - 0.5%
Fastenal Co.	22,657	1,117,217
Ferguson Enterprises, Inc.	3,726	836,524
United Rentals, Inc.	1,087	1,128,306
WW Grainger, Inc.	1,275	1,669,600
		4,751,647
Water Utilities - 0.1%
American Water Works Co., Inc.	4,305	595,080
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	9,326	1,682,783
TOTAL COMMON STOCKS (Cost $594,213,935)		969,330,038

The accompanying notes are an integral part of these financial statements.

18

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.2%
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	3,064	$157,153
Healthpeak Properties, Inc.	14,438	300,599
Ventas, Inc.	9,179	836,849
Welltower, Inc.	12,280	2,901,027
		4,195,628
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	13,481	295,638
Industrial REITs - 0.2%
Prologis, Inc.	16,465	2,303,783
Office REITs - 0.0%(b)
BXP, Inc.	2,729	185,545
Residential REITs - 0.3%
Camden Property Trust	1,951	206,416
Essex Property Trust, Inc.	1,212	342,947
Invitation Homes, Inc.	11,992	349,447
Mid-America Apartment Communities, Inc.	2,488	320,579
UDR, Inc.	5,995	221,515
Vivmark Residential	15,103	983,783
		2,424,687
Retail REITs - 0.4%
Federal Realty Investment Trust	948	109,997
Kimco Realty Corp.	13,193	312,806
Realty Income Corp.	15,947	977,232
Regency Centers Corp.	2,186	163,447
Simon Property Group, Inc.	10,852	2,304,097
		3,867,579
Specialized REITs - 0.9%
American Tower Corp.	9,214	1,618,900
Crown Castle, Inc.	9,203	700,717
Digital Realty Trust, Inc.	5,535	1,027,241
Equinix, Inc.	1,706	1,785,704
Extra Space Storage, Inc.	4,501	635,091
Iron Mountain, Inc.	10,421	1,202,062
Public Storage	2,617	803,393
SBA Communications Corp.	2,270	430,528
VICI Properties, Inc.	23,785	610,085
Weyerhaeuser Co.	15,141	353,845
		9,167,566
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,615,705)		22,440,426

	Shares	Value
CONTINGENT VALUE RIGHTS - 0.0%(b)
Capital Markets - 0.0%(b)
TPG, Inc., Exercise Price $0.00(a)(c)	3,327	$0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.60%(d)	4,613,732	4,613,732
TOTAL MONEY MARKET FUNDS (Cost $4,613,732)		4,613,732
TOTAL INVESTMENTS - 99.9% (Cost $616,443,372)		$996,384,196
Other Assets in Excess of Liabilities - 0.1%		812,969
TOTAL NET ASSETS - 100.0%		$997,197,165

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

19

TEMA SPACE INNOVATORS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 33.7%(a)
Astroscale Holdings, Inc.(b)	3,362,164	$23,845,583
Creotech Instruments SA(b)	34,335	6,449,618
Firefly Aerospace, Inc.(b)	1,910,708	40,354,153
Hawkeye 360, Inc.(b)	229,712	4,355,340
Intuitive Machines, Inc. - Class A(b)	2,657,182	40,814,316
MDA Space Ltd.(b)	1,109,823	32,062,786
MDA Space Ltd.(b)	301,624	8,711,720
OHB SE	31,718	7,423,660
QPS Holdings, Inc.(b)	1,621,634	18,241,479
Redwire Corp.(b)	546,906	5,851,894
Rocket Lab Corp.(b)	1,618,266	103,439,563
Satellogic, Inc.(b)	3,170,822	15,441,903
Voyager Technologies, Inc. - Class A(b)	1,162,253	39,086,568
York Space Systems, Inc.(b)	1,556,694	14,150,348
		360,228,931
Chemicals - 3.0%
5N Plus, Inc.(b)	1,744,151	32,090,516
Communications Equipment - 11.7%
Filtronic PLC(b)	13,797,479	44,027,944
KVH Industries, Inc.(b)	161,618	1,221,832
Lumentum Holdings, Inc.(b)	24,659	22,557,067
Viasat, Inc.(b)	850,380	57,205,063
		125,011,906
Diversified Telecommunication Services - 11.8%
AST SpaceMobile, Inc. - Class A(b)	986,730	58,315,743
Fund FG-ANO(b)	51,840	7,448,890
Fund FG-LRN(b)	122,840	17,650,880
Fund FG-MBW(b)	40,545	5,825,911
Fund FG-DEX(b)	25,360	3,643,978
Fund FG-DGO(b)	8,401	1,207,170
Fund FG-LHU(b)	14,680	2,109,369
Fund FG-SMP(b)	72,500	10,417,525
Fund FG-ZTH(b)	750	107,768
Fund FG-WIL(b)	52,825	7,590,424
Fund FG-UFO(b)	901,400	129,522,165
Space Exploration Technologies Corp. - Class A(b)	474,096	68,122,854
		311,962,677
Electronic Equipment, Instruments & Components - 9.5%
CPS Technologies Corp.(b)	1,506,077	5,858,640
LightPath Technologies, Inc. - Class A(b)	1,661,841	16,718,121
nLight, Inc.(b)	251,335	10,623,930
Syntec Optics Holdings, Inc.(b)	541,996	4,438,947
Universal Microwave Technology, Inc.	1,139,153	49,556,495
Vishay Precision Group, Inc.(b)	233,275	14,418,728
		101,614,861

	Shares	Value
Health Care Technology - 0.4%
Sphere Corp.(b)	303,360	$4,654,800
Machinery - 0.8%
Velo3D, Inc.(b)	671,056	7,992,277
Media - 1.6%
EchoStar Corp. - Class A(b)	202,061	17,466,153
Professional Services - 6.8%
BlackSky Technology, Inc.(b)	1,155,501	26,692,073
Planet Labs PBC - Class A(b)	1,347,868	26,755,180
Synspective, Inc.(b)	2,024,866	19,000,151
		72,447,404
Semiconductors & Semiconductor Equipment - 3.2%
AIXTRON SE	411,102	17,090,253
Win Semiconductors Corp.	1,173,382	16,552,816
		33,643,069
TOTAL COMMON STOCKS (Cost $1,639,763,403)		1,067,112,594
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.60%(c)	1,079,000	1,079,000
TOTAL MONEY MARKET FUNDS (Cost $1,079,000)		1,079,000
TOTAL INVESTMENTS - 100.0% (Cost $1,640,842,403)		$1,068,191,594
Other Assets in Excess of Liabilities - 0.0%(d)		117,028
TOTAL NET ASSETS - 100.0%		$1,068,308,622

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

TEMA U.S. MANUFACTURING & RESHORING ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Building Products - 2.5%
Modine Manufacturing Co.(a)	39,646	$7,074,036
Chemicals - 6.8%
Linde PLC	27,902	13,660,261
Solstice Advanced Materials, Inc.	85,351	5,410,400
		19,070,661
Construction & Engineering - 3.2%
API Group Corp.(a)	229,104	8,992,332
Electrical Equipment - 16.6%
ABB Ltd.	106,398	10,398,271
Eaton Corp. PLC	32,391	13,017,295
Powell Industries, Inc.	69,379	12,469,488
Rockwell Automation, Inc.	24,494	10,395,988
		46,281,042
Electronic Equipment, Instruments & Components - 11.0%
Cognex Corp.	332,112	20,245,547
Novanta, Inc.(a)	70,540	10,314,359
		30,559,906
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	18,369	3,922,226
Machinery - 40.7%(b)
Atmus Filtration Technologies, Inc.	113,177	5,345,350
Caterpillar, Inc.	16,750	13,357,623
Gates Industrial Corp. Ltd.(a)	735,560	18,815,625
Ingersoll Rand, Inc.	138,024	10,634,749
Parker-Hannifin Corp.	16,592	16,250,868
SPX Technologies, Inc.(a)	51,675	10,167,056
Terex Corp.	286,103	18,170,402
Timken Co.	170,905	20,585,507
		113,327,180
Metals & Mining - 5.4%
ATI, Inc.(a)	73,798	15,069,551
Oil, Gas & Consumable Fuels - 1.6%
Williams Cos., Inc.	59,456	4,462,173
Semiconductors & Semiconductor Equipment - 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,496	11,004,319
Trading Companies & Distributors - 6.6%
Applied Industrial Technologies, Inc.	56,683	18,364,158
TOTAL COMMON STOCKS (Cost $225,070,250)		278,127,584

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.60%(c)	449,349	$449,349
TOTAL MONEY MARKET FUNDS (Cost $449,349)		449,349
TOTAL INVESTMENTS - 100.0% (Cost $225,519,599)		$278,576,933
Other Assets in Excess of Liabilities - 0.0%(d)		60,920
TOTAL NET ASSETS - 100.0%		$278,637,853

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

21

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

	Tema Durable Quality ETF	Tema Electrification ETF	Tema Healthcare AI ETF	Tema Heart & Health ETF	Tema International Defense ETF
ASSETS:
Investments, at value	$58,675,252	$722,073,610	$7,664,370	$54,958,014	$7,345,221
Dividends receivable	30,400	845,863	111	42,880	5,657
Receivable for investments sold	—	—	—	739,331	—
Receivable for transaction fee	—	—	63	—	—
Dividend tax reclaims receivable	6,663	71,235	—	60,484	55
Total assets	58,712,315	722,990,708	7,664,544	55,800,709	7,350,933
LIABILITIES:
Payable to Adviser	27,588	483,204	2,611	30,251	3,814
Payable for investments purchased	—	—	—	520	—
Payable to custodian foreign currency, at value	—	—	—	165,470	—
Total liabilities	27,588	483,204	2,611	196,241	3,814
NET ASSETS	$ 58,684,727	$722,507,504	$7,661,933	$55,604,468	$7,347,119
Net Assets Consist of:
Paid-in capital	$52,667,785	$658,516,304	$7,489,630	$53,024,301	$7,435,615
Total distributable earnings/ (accumulated losses)	6,016,942	63,991,200	172,303	2,580,167	(88,496)
Total net assets	$ 58,684,727	$722,507,504	$7,661,933	$55,604,468	$7,347,119
Net assets	$58,684,727	$722,507,504	$7,661,933	$55,604,468	$7,347,119
Shares issued and outstanding(a)	1,490,000	20,300,000	270,000	1,490,000	290,000
Net asset value per share	$39.39	$35.59	$28.38	$37.32	$25.33
Cost:
Investments, at cost	$53,366,005	$661,021,874	$7,484,968	$47,423,127	$7,431,297
Proceeds:
Foreign currency proceeds	$—	$—	$—	$166,173	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)(Continued)

	Tema Listed Private Managers ETF	Tema Memory ETF	Tema MLCC & PowerSemi ETF	Tema Oncology ETF	Tema Photonics & Optical ETF
ASSETS:
Cash	$—	$—	$801	$—	$—
Foreign currency, at value	—	—	1,588	—	—
Investments, at value	163,464	88,649,171	880,071	211,203,712	73,835,736
Dividends receivable	166	30,543	224	120,953	122,994
Receivable for investments sold	69,896	541,415	29,694	—	10,538,478
Receivable for transaction fee	—	29,854	—	—	3,287
Dividend tax reclaims receivable	1,285	—	—	70,217	—
Unrealized appreciation for swap contracts	—	59,705	—	—	—
Segregated cash for swap contracts	—	7,011,213	—	—	—
Total assets	234,811	96,321,901	912,378	211,394,882	84,500,495
LIABILITIES:
Payable to Adviser	164	57,118	257	131,489	36,788
Payable for investments purchased	—	551,237	31,053	—	—
Payable to custodian foreign currency, at value	—	—	—	173,148	—
Payable for swap contracts	—	65,734	—	—	—
Total liabilities	164	674,089	31,310	304,637	36,788
NET ASSETS	$234,647	$95,647,812	$881,068	$211,090,245	$84,463,707
Net Assets Consist of:
Paid-in capital	$571,989	$107,594,689	$984,400	$147,736,413	$86,978,482
Total distributable earnings/ (accumulated losses)	(337,342)	(11,946,877)	(103,332)	63,353,832	(2,514,775)
Total net assets	$234,647	$95,647,812	$881,068	$211,090,245	$84,463,707
Net assets	$234,647	$95,647,812	$881,068	$211,090,245	$84,463,707
Shares issued and outstanding(a)	10,000	2,590,000	20,000	4,880,000	1,970,000
Net asset value per share	$23.46	$36.93	$44.05	$43.26	$42.88
Cost:
Investments, at cost	$163,464	$93,861,516	$960,280	$160,920,998	$74,257,026
Foreign currency, at cost	$—	$—	$1,594	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$177,834	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

23

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)(Continued)

	Tema S&P 500® Historical Weight ETF Strategy	Tema Space Innovators ETF	Tema U.S. Manufacturing & Reshoring ETF
ASSETS:
Investments, at value	$996,384,196	$1,068,191,594	$278,576,933
Dividends receivable	961,656	700,353	189,237
Receivable for investments sold	—	155,721	—
Dividend tax reclaims receivable	3,964	3,433	57,296
Total assets	997,349,816	1,069,051,101	278,823,466
LIABILITIES:
Payable to Adviser	152,651	720,371	185,613
Payable to custodian	—	22,108	—
Total liabilities	152,651	742,479	185,613
NET ASSETS	$ 997,197,165	$1,068,308,622	$278,637,853
Net Assets Consist of:
Paid-in capital	$574,343,196	$1,959,624,872	$216,774,422
Total distributable earnings/(accumulated losses)	422,853,969	(891,316,250)	61,863,431
Total net assets	$ 997,197,165	$1,068,308,622	$278,637,853
Net assets	$997,197,165	$1,068,308,622	$278,637,853
Shares issued and outstanding(a)	14,919,057	45,930,000	5,140,000
Net asset value per share	$66.84	$23.26	$54.21
Cost:
Investments, at cost	$616,443,372	$1,640,842,403	$225,519,599

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

24

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

	Tema Durable Quality ETF	Tema Electrification ETF	Tema Healthcare AI ETF(a)	Tema Heart & Health ETF	Tema International Defense ETF
INVESTMENT INCOME:
Dividend income	$256,825	$4,059,247	$120	$470,298	$39,025
Dividend tax reclaim	3910	131,597	—	40,872	1,665
Less: dividend withholding taxes	(16,042)	(181,720)	—	(77,748)	(6,617)
Total investment income	244,693	4,009,124	120	433,422	34,073
EXPENSES:
Investment advisory fee	140,497	2,494,317	2,819	263,637	17,827
Total expenses	140,497	2,494,317	2,819	263,637	17,827
Expense reimbursement by Adviser	—	—	—	(69,460)	(3,297)
Net expenses	140,497	2,494,317	2,819	194,177	14,530
NET INVESTMENT INCOME/(LOSS)	104,196	1,514,807	(2,699)	239,245	19,543
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(83,847)	(6,330,591)	(4,303)	57,608	—
In-kind redemptions	3,591,749	8,517,615	—	517,132	—
Foreign currency transactions	(1,578)	(30,791)	(97)	(3,757)	67
Net realized gain (loss)	3,506,324	2,156,233	(4,400)	570,983	67
Net change in unrealized appreciation (depreciation) on:
Investments	(675,781)	(26,649,889)	179,402	911,259	(157,794)
Foreign currency translation	(9)	(1,757)	—	(1,456)	22
Net change in unrealized appreciation (depreciation)	(675,790)	(26,651,646)	179,402	909,803	(157,772)
Net realized and unrealized gain (loss)	2,830,534	(24,495,413)	175,002	1,480,786	(157,705)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,934,730	$(22,980,606)	$172,303	$1,720,031	$(138,162)

(a)	Inception date of the Fund was July 21, 2026.
The accompanying notes are an integral part of these financial statements.

25

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)(Continued)

	Tema Listed Private Managers ETF	Tema Memory ETF(b)	Tema MLCC & PowerSemi ETF(a)	Tema Oncology ETF	Tema Photonics & Optical ETF(b)
INVESTMENT INCOME:
Dividend income	$26,807	$52,369	$242	$1,548,335	$7,202
Dividend tax reclaim	1,996	—	—	85,077	—
Less: dividend withholding taxes	(4,407)	(7,554)	(45)	(155,577)	(265)
Total investment income	24,396	44,815	197	1,477,835	6,937
EXPENSES:
Investment advisory fee	7,499	92,271	257	909,786	44,169
Total expenses	7,499	92,271	257	909,786	44,169
Expense reimbursement by Adviser	(2,299)	—	—	(222,150)	—
Net expenses	5,200	92,271	257	687,636	44,169
NET INVESTMENT INCOME/(LOSS)	19,196	(47,456)	(60)	790,199	(37,232)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(51,683)	(7,465,445)	(21,313)	7,356,338	(2,019,282)
In-kind redemptions	(317,341)	(970,181)	—	6,190,085	7,760
Swap contracts	—	1,836,508	—	—	—
Foreign currency transactions	(316)	(147,763)	(1,728)	(12,841)	(42,236)
Net realized gain (loss)	(369,340)	(6,746,881)	(23,041)	13,533,582	(2,053,758)
Net change in unrealized appreciation (depreciation) on:
Investments	435,111	(5,212,345)	(80,209)	12,645,480	(421,290)
Swap contracts	—	59,705	—	—	—
Foreign currency translation	220	100	(22)	2,070	(2,495)
Net change in unrealized appreciation (depreciation)	435,331	(5,152,540)	(80,231)	12,647,550	(423,785)
Net realized and unrealized gain (loss)	65,991	(11,899,421)	(103,272)	26,181,132	(2,477,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,187	$(11,946,877)	$(103,332)	$26,971,331	$(2,514,775)

(a)	Inception date of the Fund was August 17, 2026.
(b)	Inception date of the Fund was June 30, 2026.
The accompanying notes are an integral part of these financial statements.

26

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)(Continued)

	Tema S&P 500® Historical Weight ETF Strategy	Tema Space Innovators ETF(a)	Tema U.S. Manufacturing & Reshoring ETF
INVESTMENT INCOME:
Dividend income	$6,142,023	$930,338	$1,084,878
Dividend tax reclaim	36,901	5,330	59,440
Less: dividend withholding taxes	(38,383)	(81,850)	(87,197)
Total investment income	6,140,541	853,818	1,057,121
EXPENSES:
Investment advisory fee	814,870	3,614,170	1,029,245
Transaction fees	—	500,000	—
Total expenses	814,870	4,114,170	1,029,245
Expense reimbursement by Adviser	—	(507,425)	—
Net expenses	814,870	3,606,745	1,029,245
NET INVESTMENT INCOME/(LOSS)	5,325,671	(2,752,927)	27,876
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	362,892	(220,930,687)	1,462,339
In-kind redemptions	39,301,623	(94,257,402)	7,863,967
Foreign currency transactions	—	(724,450)	(123)
Net realized gain (loss)	39,664,515	(315,912,539)	9,326,183
Net change in unrealized appreciation (depreciation) on:
Investments	52,035,874(b)	(572,650,809)	(14,106,545)
Foreign currency translation	—	25	(2,337)
Net change in unrealized appreciation (depreciation)	52,035,874(b)	(572,650,784)	(14,108,882)
Net realized and unrealized gain (loss)	91,700,389	(888,563,323)	(4,782,699)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 97,026,060	$(891,316,250)	$(4,754,823)

(a)	Inception date of the Fund was March 31, 2026.
(b)	See Note 12 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

	Tema Durable Quality ETF		Tema Electrification ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$104,196	$206,787	$1,514,807	$1,167,926
Net realized gain (loss)	3,506,324	4,252,817	2,156,233	1,315,448
Net change in unrealized appreciation (depreciation)	(675,790)	2,567,964	(26,651,646)	89,625,588
Net increase (decrease) in net assets from operations	2,934,730	7,027,568	(22,980,606)	92,108,962
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(224,867)	—	(1,102,349)
Total distributions to shareholders	—	(224,867)	—	(1,102,349)
CAPITAL TRANSACTIONS:
Shares sold	21,167,136	22,096,516	323,928,394	299,086,197
Shares redeemed	(13,891,162)	(33,505,107)	(20,824,282)	(3,647,566)
ETF transaction fees	3,502	—	518	—
Net increase (decrease) in net assets from capital transactions	7,279,476	(11,408,591)	303,104,630	295,438,631
Net increase (decrease) in net assets	10,214,206	(4,605,890)	280,124,024	386,445,244
NET ASSETS:
Beginning of the period	48,470,521	53,076,411	442,383,480	55,938,236
End of the period	$58,684,727	$48,470,521	$722,507,504	$442,383,480
SHARES TRANSACTIONS
Shares sold	520,000	650,000	8,430,000	10,030,000
Shares redeemed	(350,000)	(930,000)	(540,000)	(150,000)
Total increase (decrease) in shares outstanding	170,000	(280,000)	7,890,000	9,880,000

The accompanying notes are an integral part of these financial statements.

28

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Healthcare AI ETF	Tema Heart & Health ETF
	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$(2,699)	$239,245	$349,264
Net realized gain (loss)	(4,400)	570,983	3,615,497
Net change in unrealized appreciation (depreciation)	179,402	909,803	3,799,315
Net increase (decrease) in net assets from operations	172,303	1,720,031	7,764,076
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(714,088)
Total distributions to shareholders	—	—	(714,088)
CAPITAL TRANSACTIONS:
Shares sold	7,489,552	1,005,221	5,739,757
Shares redeemed	—	(2,436,211)	(22,258,002)
ETF transaction fees	78	—	—
Net increase (decrease) in net assets from capital transactions	7,489,630	(1,430,990)	(16,518,245)
Net increase (decrease) in net assets	7,661,933	289,041	(9,468,257)
NET ASSETS:
Beginning of the period	—	55,315,427	64,783,684
End of the period	$ 7,661,933	$55,604,468	$55,315,427
SHARES TRANSACTIONS
Shares sold	270,000	30,000	170,000
Shares redeemed	—	(70,000)	(740,000)
Total increase (decrease) in shares outstanding	270,000	(40,000)	(570,000)

(a)	Inception date of the Fund was July 21, 2026.
The accompanying notes are an integral part of these financial statements.

29

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema International Defense ETF		Tema Listed Private Managers ETF
	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(b)
OPERATIONS:
Net investment income (loss)	$19,543	$(1,366)	$19,196	$10,140
Net realized gain (loss)	67	(540,614)	(369,340)	20,904
Net change in unrealized appreciation (depreciation)	(157,772)	71,718	435,331	(435,111)
Net increase (decrease) in net assets from operations	(138,162)	(470,262)	85,187	(404,067)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	—	(18,462)
Total distributions to shareholders	—	—	—	(18,462)
CAPITAL TRANSACTIONS:
Shares sold	6,111,170	5,617,727	190,527	2,462,000
Shares redeemed	—	(3,773,354)	(2,080,538)	—
Net increase (decrease) in net assets from capital transactions	6,111,170	1,844,373	(1,890,011)	2,462,000
Net increase (decrease) in net assets	5,973,008	1,374,111	(1,804,824)	2,039,471
NET ASSETS:
Beginning of the period	1,374,111	—	2,039,471	—
End of the period	$7,347,119	$1,374,111	$234,647	$2,039,471
SHARES TRANSACTIONS
Shares sold	240,000	220,000	10,000	100,000
Shares redeemed	—	(170,000)	(100,000)	—
Total increase (decrease) in shares outstanding	240,000	50,000	(90,000)	100,000

(a)	Inception date of the Fund was September 25, 2025.
(b)	Inception date of the Fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

30

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Memory ETF	Tema MLCC & PowerSemi ETF	Tema Oncology ETF
	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$(47,456)	$(60)	$790,199	$134,512
Net realized gain (loss)	(6,746,881)	(23,041)	13,533,582	3,242,595
Net change in unrealized appreciation (depreciation)	(5,152,540)	(80,231)	12,647,550	34,127,722
Net increase (decrease) in net assets from operations	(11,946,877)	(103,332)	26,971,331	37,504,829
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	—	(59,947)
Total distributions to shareholders	—	—	—	(59,947)
CAPITAL TRANSACTIONS:
Shares sold	152,388,864	984,400	38,341,801	62,262,419
Shares redeemed	(45,151,732)	—	(14,100,591)	(7,395,387)
ETF transaction fees	357,557	—	160	—
Net increase (decrease) in net assets from capital transactions	107,594,689	984,400	24,241,370	54,867,032
Net increase (decrease) in net assets	95,647,812	881,068	51,212,701	92,311,914
NET ASSETS:
Beginning of the period	—	—	159,877,544	67,565,630
End of the period	$95,647,812	$881,068	$211,090,245	$159,877,544
SHARES TRANSACTIONS
Shares sold	3,970,000	20,000	990,000	1,890,000
Shares redeemed	(1,380,000)	—	(350,000)	(290,000)
Total increase (decrease) in shares outstanding	2,590,000	20,000	640,000	1,600,000

(a)	Inception date of the Fund was August 17, 2026.
The accompanying notes are an integral part of these financial statements.

31

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Photonics & Optical ETF	Tema S&P 500® Historical Weight ETF Strategy		Tema Space Innovators ETF
	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(b)	Period Ended August 31, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(37,232)	$5,325,671	$4,900,228	$(2,752,927)
Net realized gain (loss)	(2,053,758)	39,664,515	47,667,446	(315,912,539)
Net change in unrealized appreciation (depreciation)	(423,785)	52,035,874	21,833,952	(572,650,784)
Net increase (decrease) in net assets from operations	(2,514,775)	97,026,060	74,401,626	(891,316,250)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(3,470,057)	(3,405,203)	—
Total distributions to shareholders	—	(3,470,057)	(3,405,203)	—
CAPITAL TRANSACTIONS:
Shares sold	87,718,671	150,714,673	207,959,164	3,612,679,581
Shares sold in connection with in-kind contribution (Note 12)	—	—	590,591,717	—
Shares redeemed	(819,850)	(52,992,613)	(63,628,700)	(1,655,575,228)
ETF transaction fees	79,661	498	—	2,520,519
Net increase (decrease) in net assets from capital transactions	86,978,482	97,722,558	734,922,181	1,959,624,872
Net increase (decrease) in net assets	84,463,707	191,278,561	805,918,604	1,068,308,622
NET ASSETS:
Beginning of the period	—	805,918,604	—	—
End of the period	$ 84,463,707	$997,197,165	$805,918,604	$1,068,308,622
SHARES TRANSACTIONS
Shares sold	1,990,000	2,360,000	3,710,003	101,040,000
Shares sold in connection with in-kind contribution (Note 12)	—	—	10,809,054	—
Shares redeemed	(20,000)	(850,000)	(1,110,000)	(55,110,000)
Total increase (decrease) in shares outstanding	1,970,000	1,510,000	13,409,057	45,930,000

(a)	Inception date of the Fund was June 30, 2026.
(b)	Inception date of the Fund was April 1, 2025.
(c)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

32

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema U.S. Manufacturing & Reshoring ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$27,876	$547,527
Net realized gain (loss)	9,326,183	(840,980)
Net change in unrealized appreciation (depreciation)	(14,108,882)	67,207,973
Net increase (decrease) in net assets from operations	(4,754,823)	66,914,520
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(535,510)
Total distributions to shareholders	—	(535,510)
CAPITAL TRANSACTIONS:
Shares sold	42,557,770	51,455,352
Shares redeemed	(23,353,621)	(71,113,076)
Net increase (decrease) in net assets from capital transactions	19,204,149	(19,657,724)
Net increase (decrease) in net assets	14,449,326	46,721,286
NET ASSETS:
Beginning of the period	264,188,527	217,467,241
End of the period	$ 278,637,853	$264,188,527
SHARES TRANSACTIONS
Shares sold	730,000	1,040,000
Shares redeemed	(430,000)	(2,150,000)
Total increase (decrease) in shares outstanding	300,000	(1,110,000)

The accompanying notes are an integral part of these financial statements.

33

TEMA DURABLE QUALITY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$36.72	$33.17	$30.73	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.12	0.13	0.07
Net realized and unrealized gain (loss) on investments(c)	2.59	3.54	2.94	5.76
Total from investment operations	2.67	3.66	3.07	5.83
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.12)	(0.08)
Net realized gains	—	(0.01)	(0.51)	—
Return of capital	—	—	—	(0.02)
Total distributions	—	(0.11)	(0.63)	(0.10)
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$39.39	$36.72	$33.17	$30.73
Total return(e)	7.26%	11.05%	10.02%	23.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,685	$48,471	$53,076	$7,376
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.55%	0.55%	0.63%	0.99%
After expense waiver/recoupment(f)	0.55%	0.55%	0.58%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.41%	0.35%	0.41%	0.31%
Portfolio turnover rate(e)(g)	15%	51%	29%	6%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

TEMA ELECTRIFICATION ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$35.65	$22.11	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.21	0.04
Net realized and unrealized gain (loss) on investments(c)	(0.15)	13.46	(2.93)
Total from investment operations	(0.06)	13.67	(2.89)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	(0.00)(d)
Net realized gains	—	(0.04)	—
Total distributions	—	(0.13)	—
ETF transaction fees per share	0.00(d)	—	—
Net asset value, end of period	$35.59	$35.65	$22.11
Total return(e)	−0.16%	61.94%	−11.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$722,508	$442,383	$55,938
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.46%	0.75%	0.66%
Portfolio turnover rate(e)(g)	22%	32%	37%

(a)	Inception date of the Fund was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

TEMA HEALTHCARE AI ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.55
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	3.85
Total from investment operations	3.83
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.38
Total return(e)	15.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,662
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.72)%
Portfolio turnover rate(e)(g)	7%

(a)	Inception date of the Fund was July 21, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

TEMA HEART & HEALTH ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$36.15	$30.85	$33.73	$26.47
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.16	0.20	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	1.01	5.57	(2.36)	7.28
Total from investment operations	1.17	5.77	(2.41)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.47)	(0.14)	—
Net realized gains	—	—	(0.33)	—
Total distributions	—	(0.47)	(0.47)	—
Net asset value, end of period	$37.32	$36.15	$30.85	$33.73
Total return(d)	3.22%	18.79%	−7.20%	27.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,604	$55,315	$64,784	$47,899
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.99%	0.99%	0.99%	0.99%
After expense waiver/recoupment(e)	0.73%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.90%	0.66%	(0.15)%	(0.25)%
Portfolio turnover rate(d)(f)	18%	40%	85%	8%

(a)	Inception date of the Fund was November 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

TEMA INTERNATIONAL DEFENSE ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the periods presented

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.48	$25.49
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.10	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(2.25)	2.00
Total from investment operations	(2.15)	1.99
Net asset value, end of period	$25.33	$27.48
Total return(d)	−7.81%	7.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,347	$1,374
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.75%	0.75%
After expense waiver/recoupment(e)	0.61%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.82%	(0.13)%
Portfolio turnover rate(d)(f)	—%	9%

(a)	Inception date of the Fund was September 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

TEMA LISTED PRIVATE MANAGERS ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the periods presented

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.39	$24.62
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.10
Net realized and unrealized gain (loss) on investments(c)	2.81	(4.15)
Total from investment operations	3.07	(4.05)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)
Total distributions	—	(0.18)
Net asset value, end of period	$23.46	$20.39
Total return(d)	15.05%	−16.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$235	$2,039
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.99%	0.99%
After expense waiver/recoupment(e)	0.69%	0.75%
Ratio of net investment income (loss) to average net assets(e)	2.53%	1.04%
Portfolio turnover rate(d)(f)	16%	7%

(a)	Inception date of the Fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

TEMA MEMORY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$47.40
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(10.63)
Total from investment operations	(10.65)
ETF transaction fees per share	0.18
Net asset value, end of period	$36.93
Total return(d)	−22.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$95,648
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.39)%
Portfolio turnover rate(d)(f)	62%

(a)	Inception date of the Fund was June 30, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

TEMA MLCC & POWERSEMI ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$49.22
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(5.17)
Total from investment operations	(5.17)
Net asset value, end of period	$44.05
Total return(e)	−10.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$881
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.17)%
Portfolio turnover rate(e)(g)	20%

(a)	Inception date of the Fund was August 17, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

TEMA ONCOLOGY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$37.71	$25.59	$28.18	$25.12
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.17	0.05	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	5.38	12.09	(1.85)	3.23
Total from investment operations	5.55	12.14	(1.86)	3.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.50)	(0.13)
Net realized gains	—	—	(0.23)	(0.01)
Total distributions	—	(0.02)	(0.73)	(0.14)
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$43.26	$37.71	$25.59	$28.18
Total return(e)	14.72%	47.42%	−6.64%	12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$211,090	$159,878	$67,566	$18,880
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.99%	0.99%	0.99%	0.99%
After expense waiver/recoupment(f)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.86%	0.15%	(0.03)%	(0.18)%
Portfolio turnover rate(e)(g)	42%	68%	95%	26%

(a)	Inception date of the Fund was August 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

TEMA PHOTONICS & OPTICAL ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$49.47
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	(6.64)
Total from investment operations	(6.69)
ETF transaction fees per share	0.10
Net asset value, end of period	$42.88
Total return(d)	−13.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,464
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.63)%
Portfolio turnover rate(d)(f)	48%

(a)	Inception date of the Fund was June 30, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the periods presented

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$60.10	$49.48
INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.65
Net realized and unrealized gain (loss) on investments(c)	6.60	10.39
Total from investment operations	6.98	11.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.42)
Net realized gains	—	(0.00)(d)
Total distributions	(0.24)	(0.42)
ETF transaction fees per share	0.00(d)	—
Net asset value, end of period	$66.84	$60.10
Total return(e)	11.63%	22.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$997,197	$805,919
Ratio of expenses to average net assets(f)	0.18%	0.18%
Ratio of net investment income (loss) to average net assets(f)	1.18%	1.23%
Portfolio turnover rate(e)(g)	—%	1%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

TEMA SPACE INNOVATORS ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$23.72
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	(0.45)
Total from investment operations	(0.52)
ETF transaction fees per share	0.06
Net asset value, end of period	$23.26
Total return(d)	−1.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,068,309
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.85%
After expense waiver/recoupment(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.57)%
Portfolio turnover rate(d)(f)	65%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

TEMA U.S. MANUFACTURING & RESHORING ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$54.58	$36.55	$34.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.13	0.06	0.10
Net realized and unrealized gain (loss) on investments(c)	(0.38)	18.03	2.46	9.11
Total from investment operations	(0.37)	18.16	2.52	9.21
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.13)	(0.02)	(0.08)
Net realized gains	—	—	(0.08)	—
Total distributions	—	(0.13)	(0.10)	(0.08)
ETF transaction fees per share	—	—	—	0.00(d)
Net asset value, end of period	$54.21	$54.58	$36.55	$34.13
Total return(e)	−0.69%	49.78%	7.35%	36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$278,638	$264,189	$217,467	$12,628
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	0.75%	0.97%	0.99%	0.99%
After expense waiver/recoupment(f)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.02%	0.31%	0.17%	0.43%
Portfolio turnover rate(e)(g)	23%	52%	37%	—%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple operational exchange-traded funds (“ETFs”), thirteen of which are presented herein: Tema Durable Quality ETF (“TOLL”), Tema Electrification ETF (“VOLT”), Tema Healthcare AI ETF (“HLTH”), Tema Heart & Health ETF (“HRTS”), Tema International Defense ETF (“ARMY”), Tema Listed Private Managers ETF (“PRVT”), Tema Memory ETF (“DISK”), Tema MLCC & PowerSemi ETF (“PSOX”), Tema Oncology ETF (“CANC”), Tema Photonics & Optical ETF (“LAZR”), Tema S&P 500® Historical Weight ETF Strategy (“DSPY”), Tema Space Innovators ETF (“NASA”), and Tema U.S. Manufacturing & Reshoring ETF (“WELD”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act except for DSPY which is a diversified management investment company. Each fund’s investment objective is to seek to provide long-term growth.
Tema ETFs LLC (the “Adviser”) is the investment adviser to each Fund.
Tidal Investments LLC (the “Sub-Adviser”) is the investment sub-adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market prices obtained via independent pricing services when reliable market prices are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies (including money market funds) are valued at that day’s published NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring

47

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security), trading in such security has been suspended or halted or a privately offered security that does not trade on an exchange. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of August 31, 2026, there were four Funds, TOLL, VOLT, LAZR, and DSPY, with a portfolio security that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Derivatives (for example, swaps, futures, and options) are valued pursuant to the Funds’ valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Funds’ relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, derivatives are valued at fair value in good faith under the Funds’ Rule 2a-5 procedures. Fair value methodologies may consider counterparty quotations and collateral.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2026:
Tema Durable Quality ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,919,102	$—	$3,999,939	$57,919,041
Preferred Stocks	—	—	500,219	500,219
Money Market Funds	255,992	—	—	255,992
Total Investments	$54,175,094	$—	$4,500,158	$58,675,252

Tema Electrification ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$701,308,257	$—	$19,999,665	$721,307,922
Money Market Funds	765,688	—	—	765,688
Total Investments	$702,073,945	$—	$19,999,665	$722,073,610

48

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Tema Healthcare AI ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,622,304	$—	$—	$7,622,304
Money Market Funds	42,066	—	—	42,066
Total Investments	$7,664,370	$—	$—	$7,664,370

Tema Heart & Health ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,762,057	$—	$—	$54,762,057
Money Market Funds	195,957	—	—	195,957
Total Investments	$54,958,014	$—	$—	$54,958,014

Tema International Defense ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,155,221	$—	$—	$7,155,221
Money Market Funds	190,000	—	—	190,000
Total Investments	$7,345,221	$—	$—	$7,345,221

Tema Listed Private Managers ETF

	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$163,464	$—	$—	$163,464
Total Investments	$163,464	$—	$—	$163,464

Tema Memory ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,246,048	$—	$—	$88,246,048
Money Market Funds	403,123	—	—	403,123
Total Investments	$88,649,171	$—	$—	$88,649,171
Other Financial Instruments:
Total Return Swaps *	$—	$59,705	$—	$59,705
Total Other Financial Instruments	$—	$59,705	$—	$59,705

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
Tema MLCC & PowerSemi ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$880,071	$—	$—	$880,071
Total Investments	$880,071	$—	$—	$880,071

49

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Tema Oncology ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$210,395,803	$—	$—	$210,395,803
Money Market Funds	807,909	—	—	807,909
Total Investments	$211,203,712	$—	$—	$211,203,712

Tema Photonics & Optical ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$71,622,973	$—	$2,003,820	$73,626,793
Money Market Funds	208,943	—	—	208,943
Total Investments	$71,831,916	$—	$2,003,820	$73,835,736

Tema S&P 500® Historical Weight ETF Strategy

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$969,330,038	$—	$—	$969,330,038
Real Estate Investment Trusts	22,440,426	—	—	22,440,426
Contingent Value Rights	—	—	0	0
Money Market Funds	4,613,732	—	—	4,613,732
Total Investments	$996,384,196	$—	$0	$996,384,196

Tema Space Innovators ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,067,112,594	$—	$—	$1,067,112,594
Money Market Funds	1,079,000	—	—	1,079,000
Total Investments	$1,068,191,594	$—	$—	$1,068,191,594

Tema U.S. Manufacturing & Reshoring ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$278,127,584	$—	$—	$278,127,584
Money Market Funds	449,349	—	—	449,349
Total Investments	$278,576,933	$—	$—	$278,576,933

Refer to the Schedule of Investments for further disaggregation of investment categories.

50

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Management has determined that the amount of Level 3 securities compared to total net assets is material for TOLL, VOLT and LAZR; therefore, the rollforward of Level 3 securities for the period ended period ended, are as follows:
Tema Durable Quality ETF

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of February 28, 2026	$0
Purchases	4,712,665
Change in unrealized appreciation/depreciation	(212,507)
Ending balance as of August 31, 2026	$4,500,158
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$(212,507)

Tema Electrification ETF

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of February 28, 2026	$0
Purchases	19,999,665
Ending balance as of August 31, 2026	$19,999,665
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$0

Tema Photonics & Optical ETF

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of June 30, 2026	$0
Purchases	2,003,820
Ending balance as of August 31, 2026	$2,003,820
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$0

Management has determined that the amount of Level 3 securities compared to total net assets is not material for DSPY; therefore, the rollforward of Level 3 securities are not shown for the period ended August 31, 2026.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5 under the oversight of the Board of Trustees, for restricted securities or Level 3 investments as of August 31, 2026 for TOLL, VOLT, LAZR, and DSPY are as follows:
Tema Durable Quality ETF

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$3,999,939	Transaction Method	Price Per SPV Unit	$—
Preferred Stocks	500,219	Transaction Method	Price Per SPV Unit	—
	$4,500,158

Tema Electrification ETF

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$19,999,665	Transaction Method	Price Per SPV Unit	$—
	$19,999,665

51

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Tema Photonics & Optical ETF

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$2,003,820	Transaction Method	Price Per SPV Unit	$—
	$2,003,820

Tema S&P 500® Historical Weight ETF Strategy ETF

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Contingent Value Rights*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00
	$0

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended August 31, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon

52

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended August 31, 2026.
E.
Derivatives. The Funds may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default of termination.
The following table presents DISK’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of August 31, 2026:

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Tema Memory ETF
Total Return Swaps
Marex Capital Markets Inc.	$59,705	$—	$59,705	$—	$59,705

*	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
**	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
***	The actual collateral pledged (received) may be more than the amounts shown.
The average monthly notional amount of the total return swap contracts during the period ended August 31, 2026 was $6,810,432.
The following is the fair value of total return swap contracts, by primary underlying risk exposure, as included on the Statements of Assets and Liabilities for the period ended August 31, 2026:

Derivative Instrument	Primary Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Assets
Tema Memory ETF
Total Return Swaps	Equity	Unrealized appreciation on swap contracts	$59,705

The following is the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026:

Derivative Instrument	Primary Risk Exposure	Statement of Operations Location	Net Realized Gain (Loss)
Tema Memory ETF
Total Return Swaps	Equity	Net realized gain (loss) from swap contracts	$1,836,508

53

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)

Derivative Instrument	Primary Risk Exposure	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation)
Tema Memory ETF
Total Return Swaps	Equity	Net change in unrealized appreciation (depreciation) on swap contracts	$59,705

F.
Distributions to Shareholders. Each Fund except DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually on the ex-date. DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly on the ex-date. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
G.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended February 28, 2026, the following adjustments were made.

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema Durable Quality ETF	$(7,121,263)	$7,121,263
Tema Electrification ETF	(630,882)	630,882
Tema Heart & Health ETF	(2,211,388)	2,211,388
Tema International Defense ETF	519,928	(519,928)
Tema Listed Private Managers ETF	—	—
Tema Oncology ETF	(1,436,540)	1,436,540
Tema S&P 500® Historical Weight ETF Strategy	(47,769,455)	47,769,455
Tema U.S. Manufacturing & Reshoring ETF	727,871	(727,871)

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENT
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
The Sub-Adviser acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”).
Under the Investment Advisory Agreement the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance. The Investment Advisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.

54

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Pursuant to the Investment Advisory Agreement HRTS, CANC, and PRVT pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets. TOLL pays the Adviser a monthly unitary management fee at an annual rate of 0.55%, based on the Fund’s average daily net assets. VOLT, HLTH, ARMY, DISK, PSOX, LAZR, NASA, and WELD pays the Adviser a monthly unitary management fee at an annual rate of 0.75%, based on the Fund’s average daily net assets. DSPY pays the Adviser a monthly unitary management fee at an annual rate of 0.18%, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.
The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses for HRTS, ARMY, PRVT, CANC and NASA including acquired fund fees and expenses for money market funds (excluding acquired fund fees and expenses of investment companies other than money market funds, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of each Fund until at least June 28, 2027. The Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Funds in the three years following the date the waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
For the period ended August 31, 2026, the table below represents the amount each Fund incurred in management fees:

Management Fees
Tema Durable Quality ETF	$140,497
Tema Electrification ETF	$2,494,317
Tema Healthcare AI ETF	$2,819
Tema Heart & Health ETF	$263,637
Tema International Defense ETF	$17,827
Tema Listed Private Managers ETF	$7,499
Tema Memory ETF	$92,271
Tema MLCC & PowerSemi ETF	$257
Tema Oncology ETF	$909,786
Tema Photonics & Optical ETF	$44,169
Tema S&P 500® Historical Weight ETF Strategy	$814,870
Tema Space Innovators ETF	$3,614,170
Tema U.S. Manufacturing & Reshoring ETF	$1,029,245

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended August 31, 2026, the Funds did not repay expenses to the Adviser.

55

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
As of August 31, 2026, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires February 28, 2030	Expires February 28, 2029	Expires February 29, 2028	Expires February 28, 2027
Tema Heart & Health ETF	$69,460	$127,695	$174,797	$15,517
Tema International Defense ETF	$3,297	$618	$—	$—
Tema Listed Private Managers ETF	$2,299	$2,338	$—	$—
Tema Oncology ETF	$222,150	$209,629	$99,432	$14,178
Tema Space Innovators ETF	$2,848	$—	$—	$—
Tema U.S. Manufacturing and Reshoring ETF	$—	$387,890	$226,285	$14,786

Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended August 31, 2026, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officer
Vigilant Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Vigilant Compliance, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of August 31, 2026, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

56

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the period ended August 31, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
Tema Durable Quality ETF	$9,246,731	$7,774,397
Tema Electrification ETF	149,785,858	141,527,608
Tema Healthcare AI ETF	408,241	332,756
Tema Heart & Health ETF	9,477,514	9,702,716
Tema International Defense ETF	—	—
Tema Listed Private Managers ETF	266,061	480,119
Tema Memory ETF	78,838,496	35,378,438
Tema MLCC & PowerSemi ETF	514,328	179,065
Tema Oncology ETF	79,111,149	76,214,640
Tema Photonics & Optical ETF	28,031,142	14,607,452
Tema S&P 500® Historical Weight ETF Strategy	11,338,912	2,200,171
Tema Space Innovators ETF	1,085,478,022	708,303,581
Tema U.S. Manufacturing & Reshoring ETF	65,120,548	62,246,464

During the period ended August 31, 2026, in-kind transactions associated with the creations and redemptions by the Funds, were as follows:

Fund	Purchases	Sales
Tema Durable Quality ETF	$18,439,969	$12,380,885
Tema Electrification ETF	318,496,246	19,934,730
Tema Healthcare AI ETF	7,371,719	—
Tema Heart & Health ETF	985,189	2,384,150
Tema International Defense ETF	5,957,105	—
Tema Listed Private Managers ETF	185,031	2,050,469
Tema Memory ETF	81,627,859	23,193,899
Tema MLCC & PowerSemi ETF	646,356	—
Tema Oncology ETF	36,407,710	13,854,224
Tema Photonics & Optical ETF	63,244,240	608,326
Tema S&P 500® Historical Weight ETF Strategy	139,112,368	51,383,544
Tema Space Innovators ETF	2,907,236,046	1,329,425,831
Tema U.S. Manufacturing & Reshoring ETF	41,875,894	23,030,187

During the period ended August 31, 2026, there were no purchases and sales of long-term U.S. Government securities by the Funds.

57

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the period ended August 31, 2026 and the year or periods ended February 28, 2026 are as follows:

	Period Ended August 31, 2026		Year or Periods Ended February 28, 2026
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Tema Durable Quality ETF	$—	$ —	$224,867	$ —
Tema Electrification ETF	—	—	1,102,349	—
Tema Healthcare AI ETF	—	—	—	—
Tema Heart & Health ETF	—	—	714,088	—
Tema International Defense ETF	—	—	—	—
Tema Listed Private Managers ETF	—	—	18,462	—
Tema Memory ETF	—	—	—	—
Tema MLCC & PowerSemi ETF	—	—	—	—
Tema Oncology ETF	—	—	59,947	—
Tema Photonics & Optical ETF	—	—	—	—
Tema S&P 500® Historical Weight ETF Strategy	3,470,057	—	3,375,941	29,262
Tema Space Innovators ETF	—	—	—	—
Tema U.S. Manufacturing & Reshoring ETF	—	—	535,510	—

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended February 28, 2026, DSPY had $16,467 and $110,615 respectively of Post-October Capital losses. ARMY had $1,152 of late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. Capital loss carry forwards utilized by VOLT were $1,267,414 and for CANC $1,765,943. At February 28, 2026, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema Durable Quality ETF	$2,517,269	$196,657	$2,713,926
Tema Electrification ETF	—	—	—
Tema Heart & Health ETF	5,309,595	—	5,309,595
Tema International Defense ETF	18,223	—	18,223
Tema Listed Private Managers ETF	—	—	—
Tema Oncology ETF	—	—	—
Tema S&P 500® Historical Weight ETF Strategy	—	—	—
Tema U.S. Manufacturing & Reshoring	—	—	—

58

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
As of February 28, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF	Tema International Defense ETF	Tema Listed Private Managers ETF
Federal income tax cost of investments*	$ 42,693,968	$355,694,375	$49,059,927	$1,299,189	$2,477,711
Aggregate gross unrealized appreciation	8,166,038	90,918,911	11,214,366	129,088	30,564
Aggregate gross unrealized (depreciation)	(2,392,759)	(4,576,368)	(5,044,635)	(60,047)	(472,324)
Net unrealized appreciation (depreciation)	5,773,279	86,342,543	6,169,731	69,041	(441,760)
Undistributed Ordinary Income	22,859	752,940	—	—	19,231
Undistributed Long Term Capital Gains	—	82,701	—	—	—
Distributable earnings	22,859	835,641	—	—	19,231
Accumulated capital and other gain/(loss)	(2,713,926)	(206,378)	(5,309,595)	(19,375)	—
Total distributable earnings (accumulated loss)	$3,082,212	$86,971,806	$860,136	$49,666	$(422,529)

	Tema Oncology ETF	Tema S&P 500® Historical Weight ETF Strategy	Tema U.S. Manufacturing & Reshoring ETF
Federal income tax cost of investments*	$ 123,830,587	$477,288,762	$197,872,820
Aggregate gross unrealized appreciation	42,420,361	346,443,781	68,272,624
Aggregate gross unrealized (depreciation)	(6,466,709)	(18,559,487)	(2,104,615)
Net unrealized appreciation (depreciation)	35,953,652	327,884,294	66,168,009
Undistributed Ordinary Income	428,849	1,524,287	61,460
Undistributed Long Term Capital Gains	—	—	388,785
Distributable earnings	428,849	1,524,287	450,245
Accumulated capital and other gain/(loss)	—	(110,615)	—
Total distributable earnings (accumulated loss)	$36,382,501	$329,297,966	$66,618,254

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) for the year ended February 28, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended February 28, 2026, Management determined that the income taxes paid by the Funds were not significant.
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for VOLT, HLTH, HRTS, ARMY, PRVT, LAZR, NASA, and WELD are $300, and for TOLL, DISK, PSOX, CANC, and DSPY are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may

59

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of TOLL, PRVT, and PSOX are listed and traded on the Cboe BZX Exchange, Inc., shares of DISK, LAZR, NASA, DSPY and WELD are listed and traded on the NYSE Arca, Inc. and shares of VOLT, HLTH, HRTS, ARMY and CANC are traded on the NASDAQ Stock Market LLC (collectively the “Exchanges”). Market prices for the shares of a Fund may be different from their NAV. The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the period ended August 31, 2026, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema Durable Quality ETF	$3,502
Tema Electrification ETF	$518
Tema Healthcare AI ETF	$78
Tema Heart & Health ETF	$—
Tema International Defense ETF	$—
Tema Listed Private Managers ETF	$—
Tema Memory ETF	$357,557
Tema MLCC & PowerSemi ETF	$—
Tema Oncology ETF	$160
Tema Photonics & Optical ETF	$79,661
Tema S&P 500® Historical Weight ETF Strategy	$498
Tema Space Innovators ETF	$2,520,519
Tema U.S. Manufacturing & Reshoring ETF	$—

NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, the sub-adviser has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks of Investing in the Fund”.

60

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the Chief Operating Officer of the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 12 – TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY IN-KIND CONTRIBUTION
On August 20, 2025, DSPY received an in-kind contribution from accounts managed by an investor, which consisted of $590,591,717 of securities which were recorded at their current value to align DSPY’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, DSPY elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 20, 2025 was $284,520,719, resulting in net unrealized appreciation on investments of $306,070,998 as of that date.
As a result of the in-kind contribution, DSPY issued 10,809,057 shares at a $54.64 per share net asset value.
NOTE 13 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On August 4, 2026 the Board approved the liquidation of PRVT and the Fund liquidated on September 4, 2026.

61

Other Non-Audited Information
August 31, 2026 (Unaudited)
TAX INFORMATION
For the year or period ended February 28, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema Listed Private Managers ETF	48%
Tema U.S. Manufacturing & Reshoring ETF	100%
Tema Durable Quality ETF	92%
Tema Electrification ETF	100%
Tema Heart & Health ETF	100%
Tema International Defense ETF	—%
Tema Oncology ETF	100%
Tema S&P 500® Historical Weight ETF Strategy	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year or period ended February 28, 2026 were as follows:

Tema Listed Private Managers ETF	34%
Tema U.S. Manufacturing & Reshoring ETF	100%
Tema Durable Quality ETF	89%
Tema Electrification ETF	100%
Tema Heart & Health ETF	73%
Tema International Defense ETF	—%
Tema Oncology ETF	100%
Tema S&P 500® Historical Weight ETF Strategy	100%

For the year or period ended February 28, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema Listed Private Managers ETF	—%
Tema U.S. Manufacturing & Reshoring ETF	—%
Tema Durable Quality ETF	12%
Tema Electrification ETF	33%
Tema Heart & Health ETF	—%
Tema International Defense ETF	—%
Tema Oncology ETF	—%
Tema S&P 500® Historical Weight ETF Strategy	—%

62

Other Non-Audited Information
August 31, 2026 (Unaudited)(Continued)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

63

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES
August 31, 2026 (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

64

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
August 31, 2026 (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

65

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT COMPANIES
August 31, 2026 (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $18,000 plus $1,000 for every fund in excess of nine Funds for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

66

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: During the Meeting of the Board of Trustees of Tema ETF Trust held on June 16, 2026, the Board reviewed and discussed the written materials that were provided by Tema ETFs LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and Tema Healthcare AI ETF; Tema Memory ETF; Tema Photonics & Optical ETF; Tema MLCC & PowerSemi ETF (each a “Fund” and Collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expenses of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; (iv) the anticipated profitability of the Fund to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions, which were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching their conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board acknowledged that it was very familiar with the Adviser and was satisfied with the level of service provided to the other funds in the Trust advised by the Adviser. The Board reviewed the background information of the Adviser’s investment personnel who would provide investment management services to the Funds, including each individual’s prior professional experience. The Board observed that the Adviser was responsible for overseeing the sub-adviser, Tidal Investments LLC (the "Sub-Adviser"). The Board reviewed the Adviser’s compliance program and the infrastructure in place for risk management for the Funds, noting that the Adviser utilized a systematic approach to portfolio construction and risk management in an effort to mitigate risk exposure to individual companies and sectors. The Board discussed the processes the Adviser had in order to ensure compliance with each Fund’s investment strategy as well as Fund and Trust limitations and policies. The Board agreed that the Adviser had sufficient quality and depth of personnel, compliance program along with the resources to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

67

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)(Continued)
Performance.
The Board acknowledged that the Funds had not yet commenced operations, and therefore did not have performance information. The Board concluded that it was very familiar with the Adviser and believed the Adviser had the potential to deliver strong returns for shareholders.
Fees and Expenses.
The Board discussed the proposed advisory fee and total operating expense data for each Fund in comparison to the funds in each Fund’s peer group. The Board acknowledged that the proposed fee for each Fund is a unitary fee, contractually obligating the Adviser to pay the fees of each Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses.
Tema Healthcare AI ETF: The Board noted that the Fund had a proposed unitary fee of 0.75%. The Board recognized that the proposed fee was above the peer group average but equaled the high for the peer group and was above the range for the Morningstar category. The Board noted that the Fund was an actively managed fund, unlike a number of funds in the peer group, which was a factor in its peer rankings.
Tema Memory ETF: The Board noted that the Fund had a proposed unitary fee of 0.75%. The Board observed that the proposed advisory fee and expense ratios were above the high for peer group and the Morningstar category. The Board noted that the Fund was actively managed unlike most of the funds in the peer group and that the other actively managed fund did not use derivatives, which was a factor in its peer rankings.
Tema Photonics & Optical ETF: The Board noted that the Fund had a proposed unitary fee of 0.75%. The Board noted that the proposed advisory fee and expense ratio equaled the high for the peer group and Morningstar category. The Board noted that the Fund was actively managed unlike most of the funds in the peer group and had the same management fee as the only other active fund in the peer group.
Tema MLCC & PowerSem ETF: The Board noted that the Fund had a proposed unitary fee of 0.75%. The Board observed that the proposed fee and net expense ratio were above the highs for the peer group and Morningstar category. The Board acknowledged that the Fund was actively managed and the significant investment management resources the Adviser devotes to managing the Funds, which may account for the relatively higher advisory fee and expense ratio.
Profitability.
The Board reviewed the profitability analysis provided by the Adviser for each of the Funds. The Board discussed the factors included by the Adviser to support the overall level of profit and loss, including, without limitation, ongoing investments in each Fund’s strategies and the resources required for each Fund’s strategy, noting that each Fund contained a unique, novel investment strategy which required detailed, in-depth research from the Adviser. The Board concluded that the Adviser, based on assets under management projections, expects to earn a modest profit in its first year and a reasonable profit by its second year of advising the Funds. The Board concluded excessive profitability was not an issue.
Economies of Scale.
The Board discussed the projected size of each Fund and the possibility for asset growth in the near future. The Board determined that it was unlikely the Adviser would achieve meaningful economies in the near future for any of the Funds based on projected asset levels.
Conclusion.
Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interest of each Fund and their future shareholders.

68

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)(Continued)
APPROVAL OF SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
During the Meeting, the Board reviewed and discussed the written materials that were provided by Tidal Investments LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and Tema Healthcare AI ETF; Tema Memory ETF; Tema Photonics & Optical ETF; Tema MLCC & PowerSemi ETF (each a “Fund” and Collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Fund to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Board reviewed the Sub-Adviser’s personnel and the experience, education and industry credentials that each individual provided. The Board noted that Tidal sub-advised each of the other funds in the Trust and believes the Sub-Adviser will provide similar high level trading advisory services to the Funds. The Board discussed the Sub-Adviser’s compliance program and policies and procedures along with its broker-dealer selection process. The Board recognized that the Fund will be actively managed, and that the Sub-Adviser had extensive experience with actively managed ETFs. The Board agreed that the Sub-Adviser has the resources and ability to successfully perform its duties under the Sub-Advisory Agreement. The Board concluded the Sub-Advisers services to the Funds would be satisfactory.
Performance. The Board acknowledged that the Funds had not begun operations and that did not have performance information but determined that it was very familiar with the sub-advisory services the Sub-Adviser provided.
Fees and Expenses. The Board reviewed the proposed sub-advisory fee payable by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board acknowledged that the Sub-Adviser would be paid by the Adviser rather than the Funds and discussed the fee in connection with the allocation of fees and responsibilities between the Adviser and Sub-Adviser. The Board observed that the Sub-Advisory fee structure consisted of a base fee with changes in fee percentages based on asset thresholds acknowledging that this was the same fee structure as most of the other funds in the Trust. The Board recognized that the Adviser believed that the sub-advisory fees to be paid to the Sub-Adviser are reasonable in based on the services to be performed by the Sub-Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.
Profitability. The Board reviewed the profit analysis provided by the Sub-Adviser with respect to each Fund. The Board acknowledged that the Sub-Adviser anticipated earning a reasonable profit in the first two years of sub-advising each of the Funds. The Board determined that the Sub-Adviser’s overall profitability with respect to the Funds was not excessive.
Economies of Scale. The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the estimated growth of each of the Funds.
Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interest of each Fund and its future shareholders.

69

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tema ETF Trust

By (Signature and Title)*	/s/ Maurits Pot
Maurits Pot
President/ Principal Executive Officer

Date	11/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Maurits Pot
Maurits Pot
President/ Principal Executive Officer

Date	11/9/2026

By (Signature and Title)*	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr.
Treasurer/ Principal Financial Officer

Date	11/9/2026

* Print the name and title of each signing officer under his or her signature.